UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Investment Companies: 97.3%
372,027	American Capital Ltd. *	$5,204,658
409,564	Apollo Investment Corp. †	2,916,096
515,873	Ares Capital Corp.	8,589,285
267,522	BlackRock Kelso Capital Corp.	2,145,526
383,252	Fifth Street Finance Corp.	3,004,696
355,057	FS Investment Corp. †	3,309,131
70,839	Gladstone Capital Corp.	524,917
86,460	Gladstone Investment Corp.	632,887
155,563	Golub Capital BDC, Inc. †	2,775,244
105,401	Harris & Harris Group, Inc. *	322,527
191,240	Hercules Technology Growth Capital, Inc.	2,872,425
28,329	Horizon Technology Finance Corp. †	389,240
131,895	KCAP Financial, Inc. †	875,783
103,362	Main Street Capital Corp. †	2,996,464
137,393	MCG Capital Corp. †	512,476
74,046	Medallion Financial Corp. †	701,956
71,695	MVC Capital, Inc.	679,669
184,981	New Mountain Finance Corp. †	2,682,225
70,283	OHA Investment Corp.	324,005
269,477	PennantPark Investment Corp. †	2,260,912
579,085	Prospect Capital Corp. †	4,777,451
114,292	Solar Capital Ltd.	2,112,116
36,007	Solar Senior Capital Ltd.	546,586
174,800	TCP Capital Corp. †	2,754,848
121,671	THL Credit, Inc.	1,324,997
216,600	TICC Capital Corp. †	1,579,014
118,086	Triangle Capital Corp. †	2,475,083
		59,290,217
Investment Management / Advisory Services: 3.0%
210,768	Medley Capital Corp. †	1,858,974
Total Common Stocks (Cost: $68,179,528)		61,149,191

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.5%
Repurchase Agreements: 14.5%
$2,092,665	Repurchase agreement dated 1/30/15 with Citigroup Global Markets, Inc., 0.08% due 2/2/15, proceeds $2,092,679; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 1/12/18 to 2/15/50, valued at $2,134,518 including accrued interest)	2,092,665

2,092,665	Repurchase agreement dated 1/30/15 with HSBC Securities USA, Inc., 0.05% due 2/2/15, proceeds $2,092,674; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 2/19/15 to 7/15/32, valued at $2,134,520 including accrued interest)	2,092,665

2,092,665	Repurchase agreement dated 1/30/15 with JP Morgan Securities, LLC, 0.08% due 2/2/15, proceeds $2,092,679; (collateralized by various U.S. government and agency obligations, 2.50% to 9.00%, due 12/1/15 to 1/1/48, valued at $2,134,537 including accrued interest)	2,092,665

2,092,665	Repurchase agreement dated 1/30/15 with Mizuho Securities USA, Inc., 0.08% due 2/2/15, proceeds $2,092,679; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/12/15 to 1/20/45, valued at $2,135,717 including accrued interest)	2,092,665

440,546	Repurchase agreement dated 1/30/15 with RBC Capital Markets LLC, 0.08% due 2/2/15, proceeds $440,549; (collateralized by various U.S. government and agency obligations, 1.31% to 5.50%, due 11/1/24 to 5/1/50, valued at $449,357 including accrued interest)	440,546

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $8,811,206)		8,811,206
Total Investments: 114.8% (Cost: $76,990,734)		69,960,397
Liabilities in excess of other assets: (14.8)%		(8,995,122)
NET ASSETS: 100.0%		$60,965,275

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,556,000.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	100.0%	$61,149,191

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$61,149,191	$—	$—	$61,149,191
Repurchase Agreements	—	8,811,206	—	8,811,206
Total	$61,149,191	$8,811,206	$—	$69,960,397

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

	Principal Amount		Value
CORPORATE BONDS: 73.0%
Basic Materials: 3.3%
CNY	5,000,000	Hebei Iron & Steel Co. Ltd.
		5.16%, 03/27/18	$809,015
Consumer, Cyclical: 3.2%
	4,838,000	Chongqing Changan Automobile Co. Ltd.
		5.30%, 04/23/17	787,255
Consumer, Non-cyclical: 3.0%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd.
		5.15%, 04/19/23	181,575
	1,000,000	Rizhao Port Co. Ltd.
		6.15%, 03/03/17	163,486
	2,400,000	Shanghai International Port Group Co. Ltd.
		5.05%, 07/06/16 (p)	387,082
			732,143
Diversified: 6.8%
	4,887,000	Legend Holdings Corp.
		5.80%, 10/31/16 (p)	806,166
	5,000,000	Xiamen C&D Corp. Ltd.
		7.30%, 10/28/16 (p)	870,110
			1,676,276
Energy: 11.5%
	4,000,000	China Longyuan Power Group Corp. Ltd.
		4.52%, 02/09/17 (p)	639,937
		China Petroleum & Chemical Corp.
	2,008,000	4.05%, 05/21/20	316,142
	7,000,000	4.90%, 06/01/22	1,138,217
	500,000	China Three Gorges Corp.
		4.15%, 05/11/26	76,282
	4,000,000	Offshore Oil Engineering Co. Ltd.
		5.77%, 11/09/17	661,885
			2,832,463
Financial: 26.0%
	28,270,000	China Development Bank Corp.
		5.84%, 01/03/19	4,897,842
	4,000,000	Chongqing Land Properties Co. Group
		7.35%, 04/25/19	672,921
	5,000,000	Guangzhou Yue Xiu Holdings Ltd.
		5.20%, 02/28/18 (p)	816,623
			6,387,386
Industrial: 11.6%
	2,582,000	Anhui Conch Cement Co. Ltd.
		5.08%, 05/23/16	415,721
	587,000	China Railway Corp.
		4.63%, 08/25/21	94,003
	2,000,000	CSR Corp. Ltd.
		4.70%, 04/22/18	322,453
	500,000	Hubei Provincial Communications Investment Co. Ltd.
		6.68%, 03/27/19 (p)	88,338
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	490,656
	2,000,000	5.70%, 04/23/19	333,554
	4,920,000	Wuhan Metro Group Co. Ltd.
		8.50%, 10/29/18 (c)	879,248
	1,310,000	XCMG Construction Machinery Co. Ltd.
		5.38%, 12/29/16	212,021
			2,835,994
Utilities: 7.6%
	1,080,000	China General Nuclear Power Corp.
		4.50%, 11/11/17	173,103
		China Yangtze Power Co. Ltd.
	507,000	4.76%, 09/20/22	81,756
	3,884,000	5.35%, 09/24/17 (p)	635,380
	2,000,000	Datang International Power Generation Co. Ltd.
		5.00%, 11/03/24	325,517
		GD Power Development Co. Ltd.
	2,000,000	4.35%, 06/15/17	319,437
	2,000,000	4.75%, 06/15/19	323,402
			1,858,595
Total Corporate Bonds (Cost: $18,187,125)			17,919,127
GOVERNMENT OBLIGATIONS: 21.7%
Government: 21.7%
		China Government Bonds
	14,639,000	3.40%, 04/17/23	2,318,360
	542,000	4.11%, 05/15/25	91,161
	17,347,000	4.26%, 07/31/21	2,907,153
Total Government Obligations (Cost: $5,348,231)			5,316,674
Total Investments (Cost: $23,535,356)			23,235,801
Other assets less liabilities: 5.3%			1,310,468
NET ASSETS: 100.0%			$24,546,269

CNY	Chinese Yuan

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	3.5%	$809,015
Consumer, Cyclical	3.4	787,255
Consumer, Non-cyclical	3.1	732,143
Diversified	7.2	1,676,276
Energy	12.2	2,832,463
Financial	27.5	6,387,386
Government	22.9	5,316,674
Industrial	12.2	2,835,994
Utilities	8.0	1,858,595
	100.0%	$23,235,801

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$17,919,127	$—	$17,919,127
Government Obligations*	—	5,316,674	—	5,316,674
Total	$—	$23,235,801	$—	$23,235,801

*	See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 37.5%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC
		7.88%, 05/07/21 Reg S	$30,975
Austria: 0.3%
	64,000	ESAL GmbH
		6.25%, 02/05/18 (c) Reg S	60,736
Bermuda: 1.1%
	100,000	Digicel Group Ltd.
		7.13%, 04/01/17 (c) 144A	90,845
	100,000	Qtel International Finance Ltd.
		3.25%, 02/21/23 Reg S	100,875
			191,720
Brazil: 2.2%
	150,000	Banco do Brasil SA
		5.88%, 01/26/22 Reg S	150,750
	102,000	Itau Unibanco Holding SA
		6.20%, 04/15/20 144A	109,768
EUR	100,000	Vale SA
		4.38%, 03/24/18	123,514
			384,032
British Virgin Islands: 2.7%
USD	257,000	CNOOC Finance Ltd.
		3.88%, 05/02/22 Reg S	268,081
	100,000	CNPC General Capital Ltd.
		3.95%, 04/19/22 144A	103,804
	100,000	Sinopec Group Overseas Development
		4.38%, 10/17/23 Reg S	108,784
			480,669
Cayman Islands: 4.8%
	100,000	Alibaba Group Holding Ltd.
		3.60%, 08/28/24 (c) 144A	101,871
	100,000	China Overseas Finance Cayman VI Ltd.
		4.25%, 05/08/19 Reg S	103,453
	100,000	Country Garden Holdings Co., Ltd.
		7.50%, 01/10/18 (c) Reg S	95,625
	192,000	Hutchison Whampoa Ltd.
		7.63%, 04/09/19 Reg S	233,238
	100,000	QNB Finance Ltd.
		2.75%, 10/31/18 Reg S	102,718
	100,000	Saudi Electricity Global Sukuk Co. 2
		3.47%, 04/08/23 144A	104,000
	100,000	Swire Pacific MTN Financing Ltd.
		5.50%, 08/19/19 Reg S	113,269
			854,174
Chile: 1.4%
	100,000	Banco Santander Chile
		3.88%, 09/20/22 144A	102,199
	119,600	Corp. Nacional del Cobre de Chile
		7.50%, 01/15/19 144A	141,788
			243,987
China / Hong Kong: 2.1%
	128,000	Bank of China Ltd.
		5.55%, 02/11/20 Reg S	140,675
	100,000	Bank of East Asia Ltd.
		8.50%, 11/05/19 (c) Reg S	115,435
	100,000	CITIC Pacific Ltd.
		6.63%, 04/15/21 Reg S	116,257
			372,367
Colombia: 1.4%
	102,000	Bancolombia SA
		5.13%, 09/11/22	103,081
	90,000	Ecopetrol SA
		5.88%, 09/18/23	95,625
COP	110,857,000	Empresas Publicas de Medellin ESP
		8.38%, 02/01/21 Reg S	48,625
			247,331
Curacao: 0.6%
USD	100,000	Teva Pharmaceutical
		2.95%, 12/18/22	100,597
Czech Republic: 0.4%
EUR	50,000	CEZ AS
		4.50%, 06/29/20 Reg S	68,089
India: 0.2%
USD	28,000	ICICI Bank Ltd.
		5.75%, 11/16/20 Reg S	31,891
Indonesia: 0.4%
	70,000	Pertamina Persero Pt
		4.30%, 05/20/23 144A	69,825
Ireland: 0.8%
	100,000	Vimpel Communications
		9.13%, 04/30/18 Reg S	95,500
EUR	50,000	Vnesheconombank Via VEB Finance Plc
		3.04%, 02/21/18 Reg S	42,883
			138,383
Kazakhstan: 0.6%
USD	100,000	KazMunayGas National Co.
		7.00%, 05/05/20 Reg S	102,650
Luxembourg: 2.6%
	100,000	EVRAZ Group SA
		9.50%, 04/24/18 Reg S	88,000
	100,000	Gaz Capital SA
		6.51%, 03/07/22 Reg S	86,266
	100,000	SB Cap SA
		5.40%, 03/24/17 Reg S	92,758
	100,000	VTB Bank
		6.25%, 06/30/15 (p) Reg S	98,250
	100,000	Yapi ve Kredi Bankasi
		5.19%, 10/13/15 Reg S	101,750
			467,024
Malaysia: 0.7%
	100,000	Petronas Capital Ltd.
		7.88%, 05/22/22 Reg S	130,673
Mexico: 3.8%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	131,450
USD	25,000	5.00%, 03/30/20	28,081
	100,000	BBVA Bancomer SA
		6.75%, 09/30/22 144A	113,288
	100,000	Cemex SAB de CV
		9.00%, 03/11/15 (c) Reg S	104,375
	64,000	Pemex Project Funding Master Trust
		6.63%, 06/15/38	71,936
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	162,825
EUR	50,000	5.50%, 02/24/25 Reg S	70,571
			682,526
Netherlands: 3.0%
USD	100,000	Bharti Airtel International Netherlands BV
		5.13%, 03/11/23 144A	110,960
	100,000	Lukoil International Finance BV
		7.25%, 11/05/19 Reg S	93,456
	128,000	Majapahit Holding BV
		7.75%, 01/20/20 Reg S	150,720
		Petrobras International Finance Co.
	128,000	3.50%, 02/06/17	119,520
	77,000	6.75%, 01/27/41	64,327
			538,983
Peru: 0.7%
	108,000	Banco de Credito del Peru
		5.38%, 09/16/20 Reg S	119,070
Philippines: 0.7%
	100,000	Power Sector Assets & Liabilities Management Corp.
		7.39%, 12/02/24 Reg S	133,875
Qatar: 0.6%
	100,000	Qatari Diar Finance QSC
		5.00%, 07/21/20 Reg S	113,750
Thailand: 0.8%
	128,000	Bangkok Bank
		4.80%, 10/18/20 Reg S	141,342
Turkey: 0.6%
	100,000	Turkiye Is Bankasi
		5.50%, 04/21/19 144A	105,000
United Arab Emirates: 2.6%
	100,000	Abu Dhabi National Energy Co.
		6.25%, 09/16/19 Reg S	117,375
	100,000	Dolphin Energy Ltd.
		5.50%, 12/15/21 144A	116,000
	100,000	DP World Ltd.
		6.85%, 07/02/37 Reg S	117,024
	100,000	Dubai Electricity & Water Authority
		7.38%, 10/21/20 Reg S	122,779
			473,178
United Kingdom: 1.0%
	55,000	AngloGold Ashanti Holdings Plc
		8.50%, 07/30/16 (c) †	59,407
	128,000	Vedanta Resources Plc
		9.50%, 07/18/18 Reg S	127,360
			186,767
United States: 0.6%
	100,000	Reliance Holding USA, Inc.
		5.40%, 02/14/22 144A	109,692
Venezuela: 0.6%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	40,726
	102,000	8.50%, 11/02/17 Reg S	58,548
	30,000	9.00%, 11/17/21 Reg S	10,693
			109,967
Total Corporate Bonds (Cost: $6,822,201)			6,689,273
GOVERNMENT OBLIGATIONS: 60.0%
Argentina: 0.2%
EUR	60,000	Provincia de Buenos Aires
		4.00%, 05/15/35 (s) Reg S	39,609
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds
		6.13%, 08/01/23 144A	72,960
Brazil: 5.3%
	28,000	Banco Nacional de Desenvolvimento Economico e Social
		6.50%, 06/10/19 Reg S	29,987
		Brazil Notas do Tesouro Nacional, Series F
BRL	396,000	10.00%, 01/01/17	142,156
	102,000	10.00%, 01/01/19	35,650
	245,000	10.00%, 01/01/21	84,319
	425,000	10.00%, 01/01/23	144,054
		Brazilian Government International Bonds
USD	128,000	4.88%, 01/22/21	136,000
	63,000	6.00%, 01/17/17	68,437
		Letra do Tesouro Nacional
BRL	90,000	11.23%, 07/01/15 ^	31,970
	800,000	11.72%, 01/01/16 ^	267,120
			939,693
Cayman Islands: 0.7%
EUR	100,000	IPIC GMTN Ltd.
		4.88%, 05/14/16 Reg S	119,066
Chile: 0.1%
CLP	9,000,000	Chilean Government International Bonds
		5.50%, 08/05/20	15,151

China / Hong Kong: 0.4%
CNY	500,000	Chinese Government Bonds
		2.87%, 06/27/16 Reg S	79,114
Colombia: 3.0%
		Colombian Government International Bonds
USD	128,000	7.38%, 03/18/19	151,552
COP	607,000,000	7.75%, 04/14/21	279,529
	261,000,000	12.00%, 10/22/15	112,912
			543,993
Croatia: 0.6%
USD	100,000	Croatia Government International Bonds
		6.75%, 11/05/19 Reg S	110,812
Czech Republic: 1.7%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	49,324
CZK	2,700,000	4.00%, 04/11/17	119,368
	2,150,000	5.70%, 05/25/24	131,849
			300,541
Dominican Republic: 0.1%
USD	21,200	Dominican Republic International Bonds
		7.50%, 05/06/21 Reg S	23,903
El Salvador: 0.4%
	64,000	El Salvador Government International Bonds
		7.65%, 06/15/35 Reg S	69,680
Hungary: 1.8%
		Hungarian Government Bonds
HUF	24,040,000	5.50%, 02/12/16	90,861
USD	100,000	6.38%, 03/29/21	117,948
HUF	26,920,000	7.50%, 11/12/20	123,827
			332,636
India: 0.6%
USD	100,000	State Bank of India
		4.50%, 07/27/15 Reg S	101,706
Indonesia: 4.1%
	192,000	Indonesia Government International Bonds
		5.88%, 03/13/20 Reg S	217,440
		Indonesian Treasury Bonds
IDR	1,743,000,000	8.38%, 09/15/26	151,296
	1,479,000,000	10.50%, 08/15/30	151,487
	2,182,000,000	11.00%, 11/15/20	205,583
			725,806
Israel: 2.2%
		Israel Government Bonds
ILS	565,000	4.25%, 03/31/23	174,494
	385,000	5.00%, 01/31/20	118,111
	385,000	5.50%, 02/28/17	108,752
			401,357
Lebanon: 0.9%
USD	140,000	Lebanon Government International Bonds
		8.25%, 04/12/21 Reg S	157,268
Lithuania: 0.3%
	50,000	Lithuania Government International Bonds
		7.38%, 02/11/20 Reg S	61,625

Malaysia: 3.3%
		Malaysian Government Bonds
MYR	680,000	3.20%, 10/15/15	187,338
	670,000	3.89%, 03/15/27	181,718
	751,000	5.73%, 07/30/19	224,267
			593,323
Mexico: 6.2%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	81,524
	123,000	5.63%, 01/15/17	133,578
MXN	1,041,400	6.00%, 06/18/15	70,477
USD	102,000	6.05%, 01/11/40	130,815
MXN	400,000	7.25%, 12/15/16	28,571
	1,460,100	7.50%, 06/03/27	115,428
	1,880,600	8.00%, 12/17/15	130,780
	5,294,900	8.00%, 06/11/20	409,642
			1,100,815
Morocco: 0.6%
USD	100,000	Moroccan Government International Bonds
		4.25%, 12/11/22 144A	105,625
Nigeria: 0.7%
NGN	23,470,000	Nigerian Government Bonds
		16.39%, 01/27/22	131,032
Panama: 0.5%
USD	69,400	Panamanian Government International Bonds
		7.13%, 01/29/26	92,649
Peru: 1.1%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	30,222
USD	62,000	7.35%, 07/21/25	84,475
PEN	200,000	7.84%, 08/12/20	75,742
			190,439
Philippines: 1.0%
USD	142,000	Philippine Government International Bonds
		5.00%, 01/13/37	176,080
Poland: 4.5%
		Poland Government International Bonds
PLN	830,000	2.50%, 07/25/18	230,486
	750,000	5.50%, 04/25/15	203,793
	640,000	5.75%, 04/25/29	249,525
USD	100,000	6.38%, 07/15/19	118,100
			801,904
Qatar: 0.6%
	100,000	Qatar Government International Bonds
		5.25%, 01/20/20 Reg S	115,500
Romania: 1.1%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	66,261
RON	450,000	5.90%, 07/26/17	125,946
			192,207
Russia: 2.5%
		Russian Federal Bonds
RUB	8,750,000	7.35%, 01/20/16	117,579
	3,550,000	7.50%, 03/15/18	42,075
USD	32,750	7.50%, 03/31/30 (s) Reg S	33,015
RUB	10,080,000	8.15%, 02/03/27	102,843
USD	130,000	11.00%, 07/24/18 Reg S	144,300
			439,812
Serbia: 0.3%
	50,000	Republic of Serbia
		4.88%, 02/25/20 144A	51,125
South Africa: 4.2%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20	86,092
ZAR	2,604,300	7.75%, 02/28/23	236,285
	2,531,400	8.25%, 09/15/17	228,112
	2,070,000	8.75%, 02/28/48	197,283
			747,772
Sri Lanka: 0.6%
USD	100,000	Sri Lankan Government International Bonds
		6.25%, 10/04/20 Reg S	106,625
Thailand: 3.7%
		Thailand Government Bonds
THB	6,680,000	3.25%, 06/16/17	209,703
	8,863,000	3.63%, 06/16/23	293,059
	4,100,000	4.88%, 06/22/29	154,910
			657,672
Turkey: 5.0%
		Turkey Government International Bonds
TRY	347,100	5.00%, 05/13/15	141,659
	488,600	7.10%, 03/08/23	200,216
USD	110,000	7.25%, 03/15/15	110,874
	160,000	7.38%, 02/05/25	204,352
TRY	537,100	9.00%, 03/08/17	229,999
			887,100
Ukraine: 0.3%
USD	100,000	Ukraine Government International Bonds
		7.75%, 09/23/20 Reg S	52,800
Uruguay: 0.5%
	77,000	Uruguay Government International Bonds
		4.50%, 08/14/24	84,469
Venezuela: 0.5%
		Venezuelan Government International Bonds
	93,000	5.75%, 02/26/16 Reg S	53,475
	100,000	9.25%, 05/07/28 Reg S	34,000
			87,475
Total Government Obligations (Cost: $11,987,368)			10,709,344

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $155,543)
	155,543	Dreyfus Government Cash Management Fund
			155,543
Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $18,965,112)			17,554,160

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3% (Cost: $61,057)
Repurchase Agreement: 0.3%
USD	61,057	Repurchase agreement dated 1/30/15 with BNP Paribas Securities Corp., 0.08%, due 2/2/15, proceeds $61,057; (collateralized by various U.S. government and agency obligations, 2.38% to 4.00%, due 9/1/25 to 1/20/45, valued at $62,278 including accrued interest)	61,057

Total Investments: 98.7% (Cost: $19,026,169)			17,615,217
Other assets less liabilities: 1.3%			227,952
NET ASSETS: 100.0%			$17,843,169

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $59,407.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,608,750, or 9.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	3.7%	$656,326
Communications	3.8	659,582
Consumer, Non-cyclical	1.6	278,357
Diversified	2.0	346,507
Energy	10.9	1,914,977
Financial	13.3	2,338,333
Government	59.7	10,488,572
Industrial	0.6	104,375
Utilities	3.5	611,588
Money Market Fund	0.9	155,543
	100.0%	$17,554,160

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$6,689,273	$—	$6,689,273
Government Obligations*	—	10,709,344	—	10,709,344
Money Market Fund	155,543	—	—	155,543
Repurchase Agreement	—	61,057	—	61,057
Total	$155,543	$17,459,674	$—	$17,615,217

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 91.7%
Argentina: 1.1%
$400,000	Banco de Galicia y Buenos Aires SA
	8.75%, 05/14/15 (c) 144A	$410,000
	Pan American Energy LLC
200,000	7.88%, 05/07/21 Reg S	206,500
710,000	7.88%, 05/07/21 144A	733,075
57,320	Transportadora de Gas del Sur SA
	9.63%, 05/14/18 (c) 144A	56,460
	YPF SA
1,560,000	8.75%, 04/04/24 144A	1,575,600
1,415,000	8.88%, 12/19/18 144A	1,457,450
		4,439,085
Austria: 1.3%
2,500,000	JBS Investments GmbH
	7.75%, 10/28/17 (c) 144A	2,586,750
1,950,000	OAS Investments GmbH
	8.25%, 10/19/16 (c) Reg S	253,500
1,950,000	Sappi Papier Holding GmbH
	8.38%, 06/15/15 (c) 144A	2,096,250
		4,936,500
Azerbaijan: 0.3%
1,300,000	International Bank of Azerbaijan OJSC
	5.63%, 06/11/19 Reg S	1,184,430

Bangladesh: 0.2%
600,000	Banglalink Digital Communications Ltd.
	8.63%, 05/06/17 (c) 144A	591,000

Barbados: 0.7%
2,775,000	Columbus International, Inc.
	7.38%, 03/30/18 (c) 144A	2,865,187

Bermuda: 3.6%
450,000	China Oil & Gas Group Ltd.
	5.25%, 04/25/16 (c) † 144A	450,601
	Digicel Group Ltd.
2,500,000	7.13%, 04/01/17 (c) 144A	2,271,125
2,550,000	8.25%, 09/30/16 (c) 144A	2,493,900
	Digicel Ltd.
2,475,000	6.00%, 04/15/16 (c) 144A	2,326,500
2,485,000	8.25%, 03/12/15 (c) 144A	2,534,700
400,000	GCX Ltd.
	7.00%, 08/01/16 (c) 144A	411,026
750,000	GeoPark Latin America Ltd., Agencia en Chile
	7.50%, 02/11/17 (c) Reg S	550,223
	Hopson Development Holdings Ltd.
400,000	9.88%, 01/16/16 (c) † Reg S	347,539
420,000	11.75%, 03/11/15 (c) Reg S	417,396
	Inkia Energy Ltd.
550,000	8.38%, 04/04/16 (c) 144A	583,000
500,000	8.38%, 04/04/16 (c) Reg S	530,000
900,000	Pacnet Ltd.
	9.00%, 12/12/16 (c) † 144A	994,500
		13,910,510
Brazil: 3.4%
300,000	Banco ABC Brasil SA
	7.88%, 04/08/20 144A	300,720
650,000	Banco BMG SA
	9.95%, 11/05/19 144A	656,734
	Banco BTG Pactual SA
850,000	5.75%, 09/28/22 Reg S	756,245
75,000	5.75%, 09/28/22 144A	66,728
2,700,000	Banco do Brasil SA
	8.50%, 10/20/20 (c) 144A	2,976,750
	Banco do Estado do Rio Grande do Sul SA
800,000	7.38%, 02/02/22 Reg S	811,000
50,000	7.38%, 02/02/22 144A	50,688
860,000	Banco Industrial e Comercial SA
	8.50%, 04/27/20 Reg S	896,378
800,000	Banco Pan SA
	8.50%, 04/23/20 144A	789,240
1,900,000	Brasil Telecom Celular SA
	5.75%, 02/10/22 † 144A	1,669,625
	Centrais Eletricas Brasileiras SA
1,500,000	5.75%, 10/27/21 144A	1,350,000
1,350,000	6.88%, 07/30/19 144A	1,346,760
300,000	Hypermarcas SA
	6.50%, 04/20/16 (c) 144A	319,470
1,550,000	Telemar Norte Leste SA
	5.50%, 10/23/20 † 144A	1,398,875
		13,389,213
British Virgin Islands: 2.3%
964,000	Arcos Dorados Holdings, Inc.
	6.63%, 09/27/23 144A	895,315
850,000	China Resources Power East Foundation Co. Ltd.
	7.25%, 05/09/16 (c) Reg S	875,500
1,950,000	Gold Fields Orogen Holding BVI Ltd.
	4.88%, 10/07/20 144A	1,735,500
450,000	Road King 2012 Ltd.
	9.88%, 09/18/15 (c) † Reg S	474,210
850,000	Sparkle Assets Ltd.
	6.88%, 01/30/17 (c) † Reg S	853,188
900,000	Star Energy Geothermal Wayang Windu Ltd.
	6.13%, 03/28/17 (c) 144A	906,750
750,000	Studio City Finance Ltd.
	8.50%, 12/01/15 (c) 144A	765,000
2,300,000	Trillion Chance Ltd.
	8.50%, 01/10/17 (c) Reg S	2,169,273
400,000	Yingde Gases Investment Ltd.
	8.13%, 04/22/16 (c) Reg S	340,000
		9,014,736
Canada: 1.3%
	Pacific Rubiales Energy Corp.
2,875,000	5.13%, 03/28/18 (c) † 144A	1,578,375
2,550,000	5.38%, 01/26/17 (c) † 144A	1,683,000
2,828,000	5.63%, 01/19/20 (c) † 144A	1,619,030
		4,880,405
Cayman Islands: 12.9%
	Agile Property Holdings Ltd.
1,675,000	8.88%, 03/11/15 (c) † Reg S	1,658,250
350,000	8.88%, 03/12/15 (c) 144A	346,500
600,000	Agromercantil Senior Trust
	6.25%, 04/10/19 144A	609,294
1,100,000	Alpha Star Holding Ltd.
	4.97%, 04/09/19 Reg S	964,150
900,000	Batelco International Finance No. 1 Ltd.
	4.25%, 05/01/20 † Reg S	906,048
700,000	Cementos Progreso Trust
	7.13%, 05/06/18 (c) 144A	742,000
400,000	Central China Real Estate Ltd.
	6.50%, 06/04/16 (c) Reg S	372,062
400,000	China Hongqiao Group Ltd.
	7.63%, 06/26/17 Reg S	394,084
400,000	China SCE Property Holdings Ltd.
	11.50%, 11/14/15 (c) Reg S	403,000
950,000	China Shanshui Cement Group Ltd.
	10.50%, 04/27/15 (c) 144A	985,625
1,825,000	Comcel Trust
	6.88%, 02/06/19 (c) 144A	1,893,437
	Country Garden Holdings Co. Ltd.
800,000	7.50%, 01/10/18 (c) † 144A	765,000
1,175,000	11.13%, 03/11/15 (c) Reg S	1,244,031
950,000	11.13%, 03/12/15 (c) † 144A	1,005,812
	Dar Al-Arkan International Sukuk Co. II
100,000	10.75%, 02/18/15 Reg S	100,184
600,000	10.75%, 02/18/15 144A	601,107
600,000	DIP Sukuk Ltd.
	4.29%, 02/20/19 Reg S	608,100
2,200,000	Emaar Sukuk Ltd.
	6.40%, 07/18/19 † Reg S	2,514,600
400,000	Evergrande Real Estate Group Ltd.
	8.75%, 10/30/16 (c) 144A	376,000
700,000	Fibria Overseas Finance Ltd.
	5.25%, 05/12/24	707,000
300,000	Fufeng Group Ltd.
	7.63%, 03/11/15 (c) Reg S	306,000
2,050,000	Global A&T Electronics Ltd.
	10.00%, 02/01/16 (c) 144A	1,911,625
200,000	Glorious Property Holdings Ltd.
	13.25%, 03/04/16 (c) Reg S	122,500
1,100,000	Greenland Hong Kong Holdings Ltd.
	4.75%, 10/18/16 Reg S	1,100,000
1,100,000	Greentown China Holdings Ltd.
	8.50%, 02/04/16 (c) † Reg S	1,108,250
850,000	Guanay Finance Ltd.
	6.00%, 12/15/20 144A	886,125
950,000	Industrial Senior Trust
	5.50%, 11/01/22 144A	944,063
1,700,000	Jafz Sukuk Ltd.
	7.00%, 06/19/19 Reg S	1,961,831
2,025,000	JBS Finance II Ltd.
	8.25%, 03/12/15 (c) 144A	2,116,854
2,000,000	Kaisa Group Holdings Ltd.
	10.25%, 01/08/17 (c) † Reg S	1,550,000
2,000,000	KWG Property Holdings Ltd.
	8.98%, 01/14/17 (c) Reg S	1,870,000
1,250,000	Longfor Properties Co. Ltd.
	6.75%, 01/29/18 (c) Reg S	1,191,370
1,000,000	MAF Global Securities Ltd.
	7.13%, 10/29/18 (c) Reg S	1,088,750
2,250,000	Marfrig Overseas Ltd.
	9.50%, 05/04/15 (c) 144A	2,123,437
2,985,000	MCE Finance Ltd.
	5.00%, 02/15/16 (c) 144A	2,820,825
950,000	MIE Holdings Corp.
	7.50%, 04/25/17 (c) 144A	572,375
200,000	Mongolian Mining Corp.
	8.88%, 03/29/15 (c) † Reg S	134,000
500,000	Parkson Retail Group Ltd.
	4.50%, 05/03/18 † Reg S	458,248
900,000	Shelf Drilling Holdings Ltd.
	8.63%, 05/01/15 (c) † 144A	720,000
2,375,000	Shimao Property Holdings Ltd.
	6.63%, 01/14/17 (c) † Reg S	2,339,375
	SOHO China Ltd.
200,000	5.75%, 11/07/15 (c) Reg S	203,000
800,000	7.13%, 11/07/17 (c) Reg S	790,314
1,200,000	Sunac China Holdings Ltd.
	12.50%, 10/16/15 (c) Reg S	1,266,000
700,000	Suzano Trading Ltd.
	5.88%, 01/23/21 144A	724,500
950,000	TAM Capital 3, Inc.
	8.38%, 06/03/16 (c) 144A	996,075
400,000	Telemovil Finance Co. Ltd.
	8.00%, 03/11/15 (c) Reg S	414,000
2,725,000	Wynn Macau Ltd.
	5.25%, 10/15/16 (c) 144A	2,665,391
400,000	Yuzhou Properties Co., Ltd.
	8.63%, 01/24/17 (c) † Reg S	393,000
		49,974,192
Chile: 0.7%
	AES Gener SA
300,000	8.38%, 06/18/19 (c) Reg S	325,500
600,000	8.38%, 06/18/19 (c) 144A	651,000
750,000	Automotores Gildemeister SA
	8.25%, 05/24/16 (c) 144A	369,375
950,000	CorpGroup Banking SA
	6.75%, 03/15/18 (c) † 144A	943,097
500,000	Masisa SA
	9.50%, 05/05/17 (c) † 144A	481,250
		2,770,222
China / Hong Kong: 2.0%
1,100,000	Bank of East Asia Ltd.
	8.50%, 11/05/19 (c) † Reg S	1,269,787
400,000	Chalieco Hong Kong Corp. Ltd.
	6.88%, 02/28/17 (c) † Reg S	411,500
2,100,000	China CITIC Bank International Ltd.
	6.88%, 06/24/20 † Reg S	2,385,285
500,000	Chong Hing Bank Ltd.
	6.50%, 09/25/19 (c) † Reg S	511,250
700,000	MCC Holding Hong Kong Corp. Ltd.
	4.88%, 07/29/16 Reg S	707,564
	Yancoal International Resources Development Co. Ltd.
1,100,000	5.73%, 05/16/22 Reg S	990,000
650,000	5.73%, 05/16/22 144A	585,000
	Zoomlion HK SPV Co. Ltd.
250,000	6.13%, 12/20/22 † Reg S	221,875
600,000	6.13%, 12/20/22 144A	532,500
		7,614,761
Colombia: 1.9%
1,175,000	Banco Davivienda SA
	5.88%, 07/09/22 † 144A	1,189,687
600,000	Banco GNB Sudameris SA
	3.88%, 05/02/18 144A	583,812
	Bancolombia SA
2,375,000	5.13%, 09/11/22 †	2,400,175
1,575,000	6.13%, 07/26/20	1,693,440
1,530,000	Colombia Telecomunicaciones SA ESP
	5.38%, 09/27/17 (c) 144A	1,514,700
		7,381,814
Croatia: 0.5%
	Agrokor D.D.
750,000	8.88%, 02/01/16 (c) Reg S	819,150
50,000	8.88%, 02/01/16 (c) 144A	54,610
	Hrvatska Elektroprivreda
500,000	6.00%, 11/09/17 Reg S	522,235
600,000	6.00%, 11/09/17 144A	626,682
		2,022,677
Dominican Republic: 0.3%
	Aeropuertos Dominicanos Siglo XXI SA
600,000	9.75%, 11/13/15 (c) (s) Reg S	576,846
275,000	9.75%, 11/13/15 (c) (s) 144A	264,388
400,000	Banco de Reservas de la Republica Dominicana
	7.00%, 02/01/23 144A	397,620
		1,238,854
Georgia: 0.5%
	Bank of Georgia JSC
450,000	7.75%, 07/05/17 Reg S	456,750
500,000	7.75%, 07/05/17 144A	507,500
920,000	Georgian Railway JSC
	7.75%, 07/11/22 144A	967,288
		1,931,538
Hungary: 0.6%
600,000	Magyar Export-Import Bank Zrt
	4.00%, 01/30/20 144A	606,750
1,500,000	MFB Magyar Fejlesztesi Bank Zrt
	6.25%, 10/21/20 144A	1,695,291
		2,302,041
India: 1.6%
600,000	Bank of Baroda
	6.63%, 05/25/17 (c) Reg S	621,291
	ICICI Bank Ltd.
700,000	6.38%, 04/30/17 (c) † Reg S	728,000
1,400,000	6.38%, 04/30/17 (c) 144A	1,456,000
	Indian Overseas Bank
1,000,000	4.63%, 02/21/18 Reg S	1,038,341
850,000	5.00%, 10/19/16 † Reg S	888,705
500,000	JSW Steel Ltd.
	4.75%, 11/12/19 Reg S	487,250
800,000	Tata Motors Ltd.
	4.63%, 04/30/20 † Reg S	834,000
		6,053,587
Indonesia: 1.6%
1,300,000	Bank Negara Indonesia Persero Tbk PT
	4.13%, 04/27/17 † Reg S	1,339,000
900,000	Berau Coal Energy Tbk PT
	7.25%, 03/13/15 (c) 144A	441,000
	Gajah Tunggal Tbk PT
250,000	7.75%, 02/06/16 (c) 144A	241,875
600,000	7.75%, 02/06/16 (c) Reg S	580,500
	Perusahaan Listrik Negara PT
2,500,000	5.50%, 11/22/21 † Reg S	2,709,375
900,000	5.50%, 11/22/21 144A	975,375
		6,287,125
Ireland: 5.1%
	Alfa Bank OJSC
800,000	7.75%, 04/28/21 144A	683,738
2,350,000	7.88%, 09/25/17 Reg S	2,243,216
1,150,000	7.88%, 09/25/17 144A	1,097,744
700,000	Brunswick Rail Finance Ltd.
	6.50%, 11/01/17 Reg S	329,000
	Credit Bank of Moscow
800,000	7.70%, 02/01/18 Reg S	643,616
550,000	8.70%, 11/13/18 Reg S	393,250
800,000	EDC Finance Ltd.
	4.88%, 04/17/20 144A	644,000
	EuroChem Mineral & Chemical Co. OJSC
200,000	5.13%, 12/12/17 Reg S	178,800
700,000	5.13%, 12/12/17 144A	622,972
1,500,000	Gazprombank OJSC
	7.25%, 05/03/19 Reg S	1,136,250
300,000	Koks OAO Via Koks Finance Ltd.
	7.75%, 06/23/16 144A	246,000
	Metalloinvest Finance Ltd.
300,000	5.63%, 04/17/20 Reg S	228,636
2,250,000	5.63%, 04/17/20 144A	1,714,770
	Nomos Bank
1,200,000	7.25%, 04/25/18 144A	927,000
1,100,000	10.00%, 04/26/19 144A	770,660
950,000	Phosagro OAO
	4.20%, 02/13/18 144A	840,750
450,000	Raspadskaya OJSC
	7.75%, 04/27/17 144A	354,812
	SCF Capital Ltd.
200,000	5.38%, 10/27/17 Reg S	157,000
1,000,000	5.38%, 10/27/17 144A	806,848
1,375,000	Sibur Securities Ltd.
	3.91%, 01/31/18 144A	1,158,437
	Vimpel Communications OJSC
200,000	7.75%, 02/02/21 Reg S	172,000
1,300,000	7.75%, 02/02/21 144A	1,118,000
3,425,000	9.13%, 04/30/18 144A	3,270,875
		19,738,374
Israel: 0.5%
1,815,000	B Communications Ltd.
	7.38%, 02/15/17 (c) 144A	1,905,750
Kazakhstan: 1.8%
700,000	ATF Bank JSC
	9.00%, 05/11/16 Reg S	668,500
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	99,250
2,125,000	7.25%, 05/03/17 144A	2,109,062
	Kazkommertsbank JSC
550,000	7.50%, 11/29/16 Reg S	489,500
750,000	7.50%, 11/29/16 144A	667,500
1,400,000	Samruk-Energy JSC
	3.75%, 12/20/17 Reg S	1,350,084
1,850,000	Zhaikmunai International BV
	7.13%, 11/13/16 (c) 144A	1,511,450
		6,895,346
Luxembourg: 9.1%
1,450,000	ALROSA Finance SA
	7.75%, 11/03/20 144A	1,334,000
500,000	Andrade Gutierrez International SA
	4.00%, 04/30/18 144A	312,500
2,000,000	Consolidated Energy Finance SA
	6.75%, 10/15/16 (c) 144A	1,930,000
600,000	Cosan Luxembourg SA
	5.00%, 03/14/18 (c) Reg S	519,180
2,950,000	CSN Resources SA
	6.50%, 07/21/20 † 144A	2,706,625
	Evraz Group SA
250,000	6.75%, 04/27/18 Reg S	202,500
2,200,000	6.75%, 04/27/18 144A	1,782,000
1,975,000	7.40%, 04/24/17 144A	1,751,825
975,000	Far East Capital Ltd. SA
	8.00%, 05/02/16 (c) 144A	355,875
700,000	Home Credit & Finance Bank
	9.38%, 04/24/18 (c) 144A	499,132
	MHP SA
200,000	8.25%, 04/02/20 Reg S	125,025
1,275,000	8.25%, 04/02/20 144A	797,037
1,200,000	Minerva Luxembourg SA
	7.75%, 01/31/18 (c) 144A	1,158,000
800,000	MOL Group Finance SA
	6.25%, 09/26/19 Reg S	868,720
	Offshore Drilling Holding SA
1,100,000	8.63%, 09/20/17 (c) † 144A	766,700
700,000	8.63%, 09/20/17 (c) Reg S	487,900
	Promsvyazbank OJSC
200,000	8.50%, 04/25/17 Reg S	181,048
1,400,000	8.50%, 04/25/17 144A	1,256,836
500,000	10.20%, 11/06/19 144A	360,000
	Puma International Financing SA
800,000	6.75%, 02/01/17 (c) 144A	799,200
1,000,000	6.75%, 02/01/17 (c) 144A	999,000
1,150,000	QGOG Constellation SA
	6.25%, 11/09/16 (c) Reg S	528,655
	Russian Agricultural Bank OJSC
3,000,000	5.10%, 07/25/18 144A	2,430,312
1,900,000	5.30%, 12/27/17 144A	1,598,185
800,000	6.00%, 06/03/16 (c) 144A	547,584
300,000	6.00%, 06/03/16 (c) Reg S	205,344
1,200,000	Russian Standard Bank
	9.25%, 07/11/15 (p) † Reg S	1,104,000
1,000,000	Sberbank of Russia
	5.13%, 10/29/22 144A	699,256
	Severstal OAO
200,000	4.45%, 03/19/18 144A	173,000
2,650,000	5.90%, 10/17/22 144A	2,208,775
1,300,000	6.70%, 10/25/17 144A	1,220,050
900,000	Sistema JSFC
	6.95%, 05/17/19 144A	589,500
1,350,000	TMK OAO
	7.75%, 01/27/18 † Reg S	868,158
700,000	Topaz Marine SA
	8.63%, 11/01/16 (c) 144A	625,884
1,800,000	Vimpel Communications OJSC
	8.25%, 05/23/16 144A	1,781,010
600,000	Virgolino de Oliveira Finance Ltd.
	10.50%, 03/12/15 (c) 144A	36,000
2,050,000	VTB Bank SA
	6.95%, 10/17/22 144A	1,353,000
		35,161,816
Malaysia: 0.1%
550,000	MMI International Ltd.
	8.00%, 03/01/15 (c) 144A	550,000
Marshall Islands: 0.2%
950,000	Navios South American Logistics, Inc.
	7.25%, 05/01/17 (c) 144A	910,813
Mexico: 5.9%
930,000	Axtel SAB de CV
	9.00%, 01/31/16 (c) (s) 144A	892,800
	BBVA Bancomer SA
450,000	6.01%, 05/17/17 (c) Reg S	468,000
150,000	6.01%, 05/17/17 (c) 144A	156,000
2,325,000	7.25%, 04/22/20 144A	2,627,017
	Cemex SAB de CV
1,720,000	5.88%, 03/25/16 (c) † 144A	1,736,340
2,475,000	6.50%, 12/10/17 (c) 144A	2,505,937
2,000,000	7.25%, 01/15/18 (c) 144A	2,070,000
400,000	9.00%, 03/12/15 (c) 144A	417,500
900,000	Controladora Mabe SA de CV
	7.88%, 10/28/19 Reg S	994,590
850,000	Credito Real SAB de CV
	7.50%, 03/13/17 (c) † 144A	852,125
	Empresas ICA SAB de CV
1,250,000	8.88%, 05/29/19 (c) 144A	879,688
1,240,000	8.90%, 02/04/16 (c) † Reg S	897,760
1,000,000	Grupo Elektra SAB de CV
	7.25%, 08/06/15 (c) Reg S	1,028,900
500,000	Grupo Idesa SA de CV
	7.88%, 12/18/17 (c) 144A	510,000
600,000	Grupo KUO SAB de CV
	6.25%, 12/04/17 (c) 144A	604,500
800,000	Grupo Papelero Scribe SAB de CV
	8.88%, 04/07/15 (c) 144A	770,928
500,000	Grupo Posadas SAB de CV
	7.88%, 11/30/15 (c) Reg S	487,500
500,000	Metalsa SA de CV
	4.90%, 04/24/23 144A	451,070
800,000	Office Depot de Mexico SA de CV
	6.88%, 09/20/17 (c) 144A	848,000
600,000	Servicios Corporativos Javer SAPI de CV
	9.88%, 04/06/16 (c) 144A	615,000
500,000	Sixsigma Networks Mexico SA de CV
	8.25%, 11/07/17 (c) 144A	510,625
1,150,000	Tenedora Nemak SA
	5.50%, 02/28/18 (c) 144A	1,170,125
1,000,000	TV Azteca SAB de CV
	7.63%, 09/18/17 (c) Reg S	1,040,000
600,000	Unifin Financiera SAPI de CV
	6.25%, 07/22/17 (c) 144A	523,500
		23,057,905
Morocco: 0.1%
500,000	BMCE Bank
	6.25%, 11/27/18 Reg S	519,755
Netherlands: 7.9%
	Access Finance BV
200,000	7.25%, 07/25/17 † Reg S	179,991
1,400,000	7.25%, 07/25/17 144A	1,259,934
675,000	Ajecorp BV
	6.50%, 05/14/17 (c) † 144A	550,125
750,000	Cimpor Financial Operations BV
	5.75%, 07/17/19 (c) 144A	570,000
700,000	Credit Europe Bank NV
	8.00%, 01/24/18 (c) Reg S	714,455
	FBN Finance Co. BV
1,100,000	8.00%, 07/23/19 (c) 144A	907,500
400,000	8.25%, 08/07/18 (c) 144A	349,000
930,000	Greenko Dutch BV
	8.00%, 08/01/17 (c) 144A	839,325
	GTB Finance BV
450,000	7.50%, 05/19/16 Reg S	440,010
1,350,000	7.50%, 05/19/16 144A	1,323,000
1,875,000	Indo Energy Finance II BV
	6.38%, 01/24/18 (c) 144A	1,237,500
1,100,000	Listrindo Capital BV
	6.95%, 02/21/16 (c) Reg S	1,164,680
	Majapahit Holding BV
575,000	7.75%, 01/20/20 Reg S	677,063
3,955,000	7.75%, 01/20/20 144A	4,657,012
2,375,000	8.00%, 08/07/19 144A	2,796,562
1,000,000	Marfrig Holding Europe BV
	6.88%, 06/24/17 (c) 144A	870,000
	Metinvest BV
1,550,000	8.75%, 02/14/18 144A	736,250
150,000	10.50%, 11/28/17 144A	73,530
3,150,000	Myriad International Holdings BV
	6.00%, 07/18/20 144A	3,541,545
	VimpelCom Holdings BV
1,300,000	5.95%, 02/13/23 144A	997,750
1,200,000	7.50%, 03/01/22 Reg S	1,003,296
3,000,000	7.50%, 03/01/22 144A	2,508,240
3,010,000	VTR Finance BV
	6.88%, 01/15/19 (c) 144A	3,025,200
	WPE International Cooperatief UA
500,000	10.38%, 09/30/15 (c) (d) Reg S	95,500
200,000	10.38%, 09/30/15 (c) (d) 144A	38,200
		30,555,668
Nigeria: 0.3%
500,000	Fidelity Bank Plc
	6.88%, 05/09/18 144A	420,100
1,000,000	Zenith Bank Plc
	6.25%, 04/22/19 144A	857,500
		1,277,600
Panama: 0.5%
600,000	AES El Salvador Trust II
	6.75%, 03/28/18 (c) 144A	567,000
1,250,000	Avianca Holdings SA
	8.38%, 05/10/17 (c) 144A	1,268,750
		1,835,750
Paraguay: 0.4%
800,000	Banco Regional SAECA
	8.13%, 01/24/19 144A	846,968
600,000	Telefonica Celular del Paraguay SA
	6.75%, 12/13/17 (c) 144A	617,814
		1,464,782
Peru: 1.0%
500,000	Cementos Pacasmayo SAA
	4.50%, 02/08/23 144A	472,500
675,000	Cia Minera Ares SAC
	7.75%, 01/23/18 (c) 144A	689,344
850,000	Corp Azucarera del Peru SA
	6.38%, 08/02/17 (c) † Reg S	756,500
625,000	Corp. Lindley SA
	4.63%, 04/12/23 144A	607,813
400,000	Ferreycorp SAA
	4.88%, 04/26/17 (c) † 144A	397,200
400,000	InRetail Shopping Malls
	6.50%, 07/09/18 (c) 144A	423,200
500,000	Union Andina de Cementos SAA
	5.88%, 10/30/18 (c) 144A	496,250
		3,842,807
Russia: 0.1%
	Ukrlandfarming Plc
400,000	10.88%, 03/26/18 Reg S	154,080
225,000	10.88%, 03/26/18 144A	86,670
		240,750
Saudi Arabia: 0.4%
1,675,000	Dar Al-Arkan Sukuk Co. Ltd.
	5.75%, 05/24/18 Reg S	1,635,219
Singapore: 1.6%
	ABJA Investment Co. Pte Ltd.
700,000	4.85%, 01/31/20 Reg S	720,125
2,400,000	5.95%, 07/31/24 Reg S	2,448,900
111,000	Bakrie Telecom Pte. Ltd.
	11.50%, 03/11/15 (c) (d) * Reg S	10,434
1,168,000	STATS ChipPAC Ltd.
	4.50%, 03/20/16 (c) 144A	1,165,080
400,000	TBG Global Pte Ltd.
	4.63%, 04/03/16 (c) 144A	402,000
900,000	Theta Capital Pte Ltd.
	6.13%, 11/14/16 (c) † Reg S	918,014
	Yanlord Land Group Ltd.
500,000	10.63%, 03/29/15 (c) Reg S	522,500
200,000	10.63%, 03/29/15 (c) 144A	209,000
		6,396,053
South Africa: 1.4%
1,300,000	African Bank Ltd.
	6.00%, 06/15/16 (d) * Reg S	898,079
	Eskom Holdings SOC Ltd.
3,300,000	5.75%, 01/26/21 144A	3,308,250
1,400,000	6.75%, 08/06/23 144A	1,424,780
		5,631,109
South Korea: 0.4%
1,350,000	Woori Bank Co. Ltd.
	6.21%, 05/02/17 (c) 144A	1,450,980
Spain: 0.6%
2,075,000	Cemex Espana Luxembourg
	9.88%, 04/30/16 (c) 144A	2,272,125
Sri Lanka: 1.0%
	Bank of Ceylon
600,000	5.33%, 04/16/18 Reg S	604,500
1,250,000	6.88%, 05/03/17 Reg S	1,298,437
75,000	6.88%, 05/03/17 144A	77,906
1,550,000	National Savings Bank
	8.88%, 09/18/18 144A	1,716,625
		3,697,468
Sweden: 0.3%
1,150,000	Eileme 2 AB
	11.63%, 01/31/16 (c) Reg S	1,307,060
Turkey: 3.4%
500,000	Albaraka Turk Katilim Bankasi AS
	6.25%, 06/30/19 Reg S	501,875
1,150,000	Arcelik AS
	5.00%, 04/03/23 † 144A	1,121,250
	Finansbank AS
1,100,000	5.15%, 11/01/17 Reg S	1,130,074
650,000	5.15%, 11/01/17 144A	667,771
900,000	6.25%, 04/30/19 144A	935,550
1,300,000	Tupras Turkiye Petrol Rafinerileri AS
	4.13%, 05/02/18 144A	1,300,390
	Turkiye Is Bankasi SA
500,000	6.00%, 10/24/22 Reg S	506,500
2,300,000	6.00%, 10/24/22 † 144A	2,339,100
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 Reg S	394,000
600,000	4.25%, 05/09/20 144A	591,000
	Turkiye Vakiflar Bankasi Tao
1,000,000	6.00%, 11/01/22 Reg S	997,584
840,000	6.00%, 11/01/22 144A	837,971
1,950,000	Yapi ve Kredi Bankasi AS
	5.50%, 12/06/22 144A	1,879,995
		13,203,060
United Kingdom: 4.7%
	AngloGold Ashanti Holdings Plc
2,275,000	5.13%, 08/01/22 †	2,163,575
900,000	5.38%, 04/15/20	900,545
550,000	6.50%, 04/15/40	495,292
2,150,000	8.50%, 07/30/16 (c) †	2,322,279
1,400,000	DTEK Finance Plc
	7.88%, 04/04/18 144A	582,067
	Ferrexpo Finance Plc
200,000	7.88%, 04/07/16 Reg S	154,000
925,000	7.88%, 04/07/16 144A	712,250
2,300,000	Oschadbank
	8.25%, 03/10/16 Reg S	1,123,716
1,025,000	Polyus Gold International Ltd.
	5.63%, 04/29/20 144A	876,375
500,000	Standard Bank Plc
	8.13%, 12/02/19 Reg S	545,350
700,000	Ukraine Railways via Shortline Plc
	9.50%, 05/21/18 144A	283,556
	Ukreximbank
500,000	8.38%, 04/27/15 Reg S	340,000
500,000	8.75%, 01/22/18 Reg S	238,850
	Vedanta Resources Plc
1,350,000	6.00%, 01/31/19 † 144A	1,215,000
1,300,000	6.00%, 01/31/19 † Reg S	1,170,000
200,000	6.75%, 06/07/16 † 144A	195,500
2,375,000	8.25%, 06/07/21 † 144A	2,159,766
2,525,000	9.50%, 07/18/18 † 144A	2,512,375
400,000	West China Cement Ltd.
	6.50%, 09/11/17 (c) † Reg S	379,926
		18,370,422
United States: 2.3%
	Cemex Finance LLC
2,750,000	6.00%, 04/01/19 (c) 144A	2,596,000
2,140,000	9.38%, 10/12/17 (c) 144A	2,366,733
1,000,000	9.38%, 10/12/17 (c) Reg S	1,105,950
2,275,000	JBS USA, LLC
	7.25%, 06/01/15 (c) 144A	2,354,625
610,000	Rolta Americas LLC
	8.88%, 07/24/17 (c) 144A	555,100
		8,978,408
Venezuela: 5.8%
1,350,000	CA La Electricidad de Caracas
	8.50%, 04/10/18 Reg S	428,625
	Petroleos de Venezuela SA
300,000	5.13%, 10/28/16	148,500
4,725,000	5.25%, 04/12/17 Reg S	1,773,883
7,920,000	5.38%, 04/12/27 Reg S	2,430,648
5,450,000	5.50%, 04/12/37 † Reg S	1,640,177
1,500,000	6.00%, 05/16/24 Reg S	480,000
8,050,000	6.00%, 05/16/24 144A	2,551,850
6,600,000	6.00%, 11/15/26 † 144A	2,046,495
7,740,000	8.50%, 11/02/17 144A	4,442,760
2,800,000	8.50%, 11/02/17 Reg S	1,607,200
1,050,000	9.00%, 11/17/21 † Reg S	374,246
4,425,000	9.00%, 11/17/21 144A	1,577,181
3,100,000	9.75%, 05/17/35 144A	1,111,970
2,495,000	12.75%, 02/17/22 † 144A	1,057,630
2,110,000	12.75%, 02/17/22 † Reg S	894,429
		22,565,594
Total Corporate Bonds (Cost: $406,590,998)		356,252,491
GOVERNMENT OBLIGATIONS: 5.5%
Argentina: 1.5%
850,000	City of Buenos Aires, Argentina
	9.95%, 03/01/17 144A	879,325
	Provincia de Buenos Aires
2,050,000	9.38%, 09/14/18 144A	1,922,900
100,000	9.38%, 09/14/18 Reg S	93,800
225,000	10.88%, 01/26/21 Reg S	218,025
1,765,000	10.88%, 01/26/21 144A	1,710,285
	Provincia de Cordoba
500,000	12.38%, 08/17/17 Reg S	475,000
600,000	12.38%, 08/17/17 144A	570,000
		5,869,335
Azerbaijan: 0.7%
	State Oil Co. of the Azerbaijan Republic
2,000,000	4.75%, 03/13/23 Reg S	1,825,186
900,000	5.45%, 02/09/17 Reg S	910,368
		2,735,554
Costa Rica: 1.2%
900,000	Banco de Costa Rica
	5.25%, 08/12/18 144A	904,500
1,900,000	Banco Nacional de Costa Rica
	6.25%, 11/01/23 144A	1,909,880
1,700,000	Instituto Costarricense de Electricidad
	6.95%, 11/10/21 144A	1,786,241
		4,600,621
Hungary: 0.4%
$1,300,000	Magyar Export-Import Bank Zrt
	5.50%, 02/12/18 Reg S	1,392,469

India: 0.3%
1,000,000	State Bank of India
	6.44%, 05/15/17 (c) Reg S	1,001,464
Mongolia: 0.3%
1,100,000	Development Bank of Mongolia, LLC
	5.75%, 03/21/17 Reg S	1,051,875
Turkey: 0.6%
	Export Credit Bank of Turkey
450,000	5.88%, 04/24/19 Reg S	482,063
1,900,000	5.88%, 04/24/19 144A	2,035,375
		2,517,438
Ukraine: 0.5%
	Financing of Infrastructural Projects State Enterprise
100,000	7.40%, 04/20/18 Reg S	49,500
275,000	7.40%, 04/20/18 144A	136,125
2,700,000	8.38%, 11/03/17 144A	1,404,000
700,000	9.00%, 12/07/17 144A	360,500
		1,950,125
Total Government Obligations (Cost: $22,518,867)		21,118,881

Number of Shares
MONEY MARKET FUND: 1.1% (Cost: $4,369,428)
4,369,428	Dreyfus Government Cash Management Fund	4,369,428
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $433,479,293)		381,740,800

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 13.3%
Repurchase Agreements: 13.3%
$2,580,155	Repurchase agreement dated 1/30/15 with BNP Paribas Securities Corp., 0.08%, due 2/2/15, proceeds $2,580,172; (collateralized by various U.S. government and agency obligations, 2.38% to 4.00%, due 9/1/25 to 1/20/45, valued at $2,631,758 including accrued interest)	2,580,155

12,276,916	Repurchase agreement dated 1/30/15 with Citigroup Global Markets, Inc., 0.08%, due 2/2/15, proceeds $12,276,998; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 1/12/18 to 2/15/50, valued at $12,522,454 including accrued interest)	12,276,916

12,276,916	Repurchase agreement dated 1/30/15 with Credit Agricole CIB, 0.08%, due 2/2/15, proceeds $12,276,998; (collateralized by various U.S. government and agency obligations, 3.00% to 5.50%, due 11/1/25 to 10/20/62, valued at $12,522,454 including accrued interest)	12,276,916

12,276,916	Repurchase agreement dated 1/30/15 with HSBC Securities USA, Inc., 0.05%, due 2/2/15, proceeds $12,276,967; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 2/9/15 to 7/15/32, valued at $12,522,466 including accrued interest)	12,276,916

12,276,916	Repurchase agreement dated 1/30/15 with Mizuho Securities USA, Inc., 0.08%, due 2/2/15, proceeds $12,276,998; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/12/15 to 1/20/45, valued at $12,529,486 including accrued interest)	12,276,916

Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $51,687,819)		51,687,819
Total Investments: 111.6% (Cost: $485,167,112)		433,428,619
Liabilities in excess of other assets: (11.6)%		(44,898,734)
NET ASSETS: 100.0%		$388,529,885

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $49,952,520.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $252,108,070, or 64.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	11.3%	$43,308,571
Communications	12.2	46,389,022
Consumer, Cyclical	4.6	17,432,074
Consumer, Non-cyclical	5.0	18,941,541
Diversified	0.6	2,197,825
Energy	12.9	49,270,700
Financial	32.6	124,430,025
Government	4.1	15,753,083
Industrial	7.6	29,151,517
Technology	0.6	2,270,180
Utilities	7.4	28,226,834
Money Market Fund	1.1	4,369,428
	100.0%	$381,740,800

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$356,252,491	$—	$356,252,491
Government Obligations*	—	21,118,881	—	21,118,881
Money Market Fund	4,369,428	—	—	4,369,428
Repurchase Agreements	—	51,687,819	—	51,687,819
Total	$4,369,428	$429,059,191	$—	$433,428,619

*	See Schedule of Investments for security type and geographic sector breakouts

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

	Principal Amount		Value
CORPORATE BONDS: 6.7%
Brazil: 1.9%
BRL	32,980,000	Banco do Brasil SA
		9.75%, 07/18/17 † Reg S	$11,703,096
	2,969,000	Banco Safra Cayman Islands Ltd.
		10.88%, 04/03/17 Reg S	1,075,685
	9,736,000	Banco Safra SA
		10.25%, 08/08/16 Reg S	3,409,522
	18,181,000	Concessionaria Ecovias dos Imigrantes SA (TIPS)
		4.63%, 04/15/24	7,020,066
			23,208,369
Finland: 0.0%
MXN	450,000	Municipality Finance Plc
		5.70%, 03/30/15	30,164
Germany: 0.4%
		Landwirtschaftliche Rentenbank
BRL	2,000,000	6.25%, 09/12/16 Reg S	700,246
MXN	63,839,000	8.50%, 02/22/16	4,530,979
			5,231,225
Ireland: 1.1%
RUB	1,003,600,000	RusHydro JSC
		7.88%, 10/28/15 Reg S	13,411,778

Netherlands: 0.2%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
MXN	24,360,000	6.69%, 10/05/15 ^	1,601,874
	14,730,000	9.20%, 09/28/15	1,026,466
			2,628,340
Russia: 0.1%
RUB	105,260,000	Federal Hydrogenerating Co. JSC
		8.00%, 04/18/16 (p)	1,272,479
South Africa: 3.0%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	462,134
	224,000,000	9.25%, 04/20/18	20,478,137
	77,330,000	9.50%, 08/18/27 ^	1,987,935
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,892,957
	4,500,000	10.50%, 09/17/20	423,443
	105,900,000	10.80%, 11/06/23	10,353,325
	5,000,000	13.50%, 04/18/28	559,548
			36,157,479
Total Corporate Bonds (Cost: $132,591,068)			81,939,834
GOVERNMENT OBLIGATIONS: 84.2%
Brazil: 5.8%
BRL	2,500,000	Brazil Notas do Tesouro Nacional, Series F
		10.00%, 01/01/19	873,779
		Brazilian Government International Bonds
	2,590,000	8.50%, 01/05/24 †	907,011
	4,560,000	10.25%, 01/10/28	1,796,513
	2,860,000	12.50%, 01/05/22	1,193,354
		Letra do Tesouro Nacional
	7,900,000	8.25%, 07/01/16 ^	2,487,152
	11,900,000	11.79%, 07/01/18 ^	2,999,255
	15,900,000	12.20%, 01/01/18 ^	4,237,141
	50,600,000	12.29%, 01/01/17 ^	15,051,417
	51,400,000	12.40%, 10/01/16 ^	15,713,287
	3,900,000	12.45%, 07/01/17 ^	1,097,543
		Nota do Tesouro Nacional, Series F
	14,400,000	10.00%, 01/01/17	5,169,304
	3,100,000	10.00%, 01/01/18	1,099,950
	20,700,000	10.00%, 01/01/21	7,124,106
	9,800,000	10.00%, 01/01/23	3,321,706
	24,300,000	10.00%, 01/01/25	8,114,622
			71,186,140
Chile: 2.8%
CLP	20,442,000,000	Chilean Government International Bonds
		5.50%, 08/05/20	34,413,304
Colombia: 5.3%
		Colombian Government International Bonds
COP	13,299,000,000	4.38%, 12/21/22 (c)	5,040,081
	23,808,000,000	7.75%, 04/14/21	10,963,799
	2,116,000,000	Republic of Colombia
		9.85%, 06/28/27	1,162,584
		Titulos de Tesoreria
	12,471,700,000	5.00%, 11/21/18	5,134,286
	13,946,700,000	6.00%, 04/28/28	5,244,955
	10,639,200,000	7.00%, 09/11/19	4,702,736
	10,917,200,000	7.00%, 05/04/22	4,672,615
	12,418,100,000	7.25%, 06/15/16	5,286,563
	13,751,500,000	8.00%, 10/28/15	5,781,298
	21,870,800,000	10.00%, 07/24/24	11,146,477
	10,624,700,000	11.00%, 07/24/20	5,487,640
			64,623,034
Hungary: 3.9%
		Hungarian Government Bonds
HUF	1,504,890,000	4.00%, 04/25/18	5,796,980
	492,200,000	5.50%, 02/12/16	1,860,301
	368,420,000	5.50%, 12/20/18	1,503,952
	651,610,000	5.50%, 06/24/25	2,943,368
	2,432,830,000	6.00%, 11/24/23	11,117,031
	1,582,830,000	6.50%, 06/24/19	6,764,804
	857,470,000	6.75%, 02/24/17	3,433,702
	914,280,000	6.75%, 11/24/17	3,770,061
	1,111,930,000	7.00%, 06/24/22	5,193,713
	1,228,700,000	7.50%, 11/12/20	5,651,770
			48,035,682
Indonesia: 6.5%
		Indonesian Treasury Bonds
IDR	9,240,000,000	5.63%, 05/15/23	671,801
	27,016,000,000	6.13%, 05/15/28	1,946,272
	3,000,000,000	6.38%, 04/15/42	201,895
	42,533,000,000	6.63%, 05/15/33	3,089,217
	8,762,000,000	7.00%, 05/15/22	698,096
	28,621,000,000	7.00%, 05/15/27	2,243,889
	4,814,000,000	7.38%, 09/15/16	384,208
	33,791,000,000	7.88%, 04/15/19	2,774,236
	10,468,000,000	8.25%, 07/15/21	885,850
	59,054,000,000	8.25%, 06/15/32	5,045,288
	48,093,000,000	8.38%, 03/15/24	4,132,031
	4,822,000,000	8.38%, 09/15/26	418,561
	44,702,000,000	8.38%, 03/15/34	3,876,202
	23,085,000,000	9.00%, 03/15/29	2,112,805
	9,381,000,000	9.50%, 07/15/23	854,185
	34,711,000,000	9.50%, 07/15/31	3,295,045
	6,552,000,000	9.50%, 05/15/41	622,134
	23,692,000,000	9.75%, 05/15/37	2,316,955
	6,104,000,000	10.00%, 07/15/17	518,352
	17,562,000,000	10.00%, 09/15/24	1,657,856
	37,084,000,000	10.00%, 02/15/28	3,587,579
	21,927,000,000	10.25%, 07/15/22	2,054,986
	48,038,000,000	10.25%, 07/15/27	4,739,256
	49,242,000,000	10.50%, 08/15/30	5,043,625
	11,812,000,000	10.50%, 07/15/38	1,226,191
	6,701,000,000	10.75%, 05/15/16	558,057
	31,616,000,000	11.00%, 11/15/20	2,978,780
	70,589,000,000	11.00%, 09/15/25	7,174,528
	9,856,000,000	11.50%, 09/15/19	921,021
	12,844,000,000	11.60%, 08/15/18	1,165,496
	114,426,000,000	12.80%, 06/15/21	11,724,801
			78,919,198
Malaysia: 8.3%
		Malaysian Government Bonds
MYR	4,624,000	3.17%, 07/15/16	1,270,979
	2,960,000	3.20%, 10/15/15	815,470
	2,990,000	3.26%, 03/01/18	815,000
	13,450,000	3.31%, 10/31/17	3,686,612
	5,174,000	3.39%, 03/15/17	1,423,487
	18,730,000	3.42%, 08/15/22	5,010,007
	6,940,000	3.48%, 03/15/23	1,860,295
	4,830,000	3.49%, 03/31/20	1,316,814
	12,430,000	3.58%, 09/28/18	3,416,215
	7,330,000	3.65%, 10/31/19	2,019,765
	4,322,000	3.73%, 06/15/28	1,150,671
	5,877,000	3.74%, 02/27/15	1,620,311
	4,067,000	3.81%, 02/15/17	1,127,813
	520,000	3.84%, 08/12/15	143,722
	45,230,000	3.89%, 07/31/20	12,534,981
	7,700,000	3.89%, 03/15/27	2,088,404
	14,030,000	4.01%, 09/15/17	3,911,903
	10,170,000	4.05%, 09/30/21	2,853,607
	4,510,000	4.13%, 04/15/32	1,212,483
	24,040,000	4.16%, 07/15/21	6,764,325
	8,299,000	4.23%, 06/30/31	2,302,044
	17,255,000	4.24%, 02/07/18	4,839,666
	28,989,000	4.26%, 09/15/16	8,100,747
	16,198,000	4.38%, 11/29/19	4,595,798
	58,311,000	4.39%, 04/15/26	16,691,990
	3,500,000	4.50%, 04/15/30	1,006,343
	30,053,000	5.73%, 07/30/19	8,974,565
			101,554,017
Mexico: 7.6%
		Mexican Government International Bonds
MXN	5,880,000	4.75%, 06/14/18	399,140
	499,000	5.00%, 06/15/17	34,433
	30,319,000	6.50%, 06/10/21	2,205,191
	50,000,000	6.50%, 06/09/22	3,637,204
	27,270,000	7.25%, 12/15/16	1,947,853
	73,390,300	7.50%, 06/03/27	5,801,858
	102,473,000	7.75%, 05/29/31	8,353,551
	29,530,000	7.75%, 11/23/34	2,434,228
	75,430,000	7.75%, 11/13/42	6,310,538
	182,599,900	8.00%, 06/11/20	14,126,925
	55,700,000	8.00%, 12/07/23	4,446,038
	7,489,700	8.50%, 12/13/18	572,649
	59,588,000	8.50%, 05/31/29	5,110,906
	65,513,900	8.50%, 11/18/38	5,848,156
	83,368,000	10.00%, 11/20/36	8,420,307
	259,409,000	10.00%, 12/05/24	23,640,453
			93,289,430
Nigeria: 3.0%
		Nigerian Government Bonds
NGN	552,200,000	4.00%, 04/23/15	2,874,542
	1,133,490,000	7.00%, 10/23/19	4,410,219
	533,610,000	13.05%, 08/16/16	2,765,610
	1,266,970,000	14.20%, 03/14/24	6,459,063
	1,048,490,000	15.10%, 04/27/17	5,564,720
	1,042,180,000	16.00%, 06/29/19	5,680,350
	1,500,970,000	16.39%, 01/27/22	8,379,819
			36,134,323
Peru: 2.9%
		Peruvian Government Bonds
PEN	9,010,000	5.20%, 09/12/23	2,957,229
	18,370,000	5.70%, 08/12/24	6,168,581
	16,738,000	6.90%, 08/12/37	6,137,347
	12,190,000	6.95%, 08/12/31	4,530,538
	22,453,000	7.84%, 08/12/20	8,503,191
	12,135,000	8.20%, 08/12/26	4,900,228
	4,900,000	8.60%, 08/12/17	1,792,680
	370,000	9.91%, 05/05/15	123,228
			35,113,022
Philippines: 3.2%
		Philippine Government International Bonds
PHP	424,000,000	3.90%, 11/26/22	9,848,901
	533,500,000	4.95%, 01/15/21	12,993,392
	583,000,000	6.25%, 01/14/36	15,584,067
			38,426,360
Poland: 8.1%
		Polish Government Bonds
PLN	16,540,000	2.50%, 07/25/18	4,593,066
	6,180,000	3.25%, 07/25/19	1,777,920
	5,980,000	3.25%, 07/25/25	1,807,260
	11,864,000	3.75%, 04/25/18	3,414,390
	34,250,000	4.00%, 10/25/23	10,778,006
	14,480,000	4.75%, 10/25/16	4,117,079
	18,466,000	4.75%, 04/25/17	5,325,092
	17,581,000	5.00%, 04/25/16	4,932,521
	30,683,000	5.25%, 10/25/17	9,084,884
	28,575,000	5.25%, 10/25/20	9,167,218
	22,971,000	5.50%, 10/25/19	7,256,969
	26,911,000	5.75%, 10/25/21	9,071,994
	79,813,000	5.75%, 09/23/22	27,494,122
			98,820,521
Romania: 2.4%
		Romanian Government Bonds
RON	1,280,000	4.75%, 08/29/16	342,532
	15,780,000	4.75%, 06/24/19	4,462,670
	13,470,000	5.60%, 11/28/18	3,877,101
	10,110,000	5.75%, 04/29/20	3,015,768
	150,000	5.80%, 10/26/15	39,704
	15,110,000	5.85%, 04/26/23	4,751,103
	26,280,000	5.90%, 07/26/17	7,355,244
	11,760,000	5.95%, 06/11/21	3,624,691
	4,290,000	6.75%, 06/11/17	1,217,208
			28,686,021
Russia: 2.1%
		Russian Federal Bonds
RUB	138,336,000	6.20%, 01/31/18	1,588,430
	61,080,000	6.70%, 05/15/19	668,775
	22,840,000	6.80%, 12/11/19	245,207
	188,838,000	7.00%, 01/25/23	1,839,375
	384,803,000	7.00%, 08/16/23	3,775,529
	328,440,000	7.05%, 01/19/28	2,965,651
	6,313,000	7.35%, 01/20/16	84,832
	12,442,000	7.40%, 06/14/17	152,595
	469,219,000	7.50%, 03/15/18	5,561,238
	105,099,000	7.50%, 02/27/19	1,188,108
	301,250,000	7.60%, 04/14/21	3,169,925
	220,555,000	7.60%, 07/20/22	2,258,082
	5,000,000	7.85%, 03/10/18 Reg S	58,766
	248,120,000	8.15%, 02/03/27	2,531,477
			26,087,990
South Africa: 4.9%
		South African Government Bonds
ZAR	181,019,000	6.25%, 03/31/36	13,249,514
	124,464,000	6.50%, 02/28/41	9,198,629
	24,944,804	6.75%, 03/31/21	2,152,185
	73,610,000	7.00%, 02/28/31	6,020,445
	58,407,000	7.25%, 01/15/20	5,160,746
	38,640,000	7.75%, 02/28/23	3,505,755
	9,237,000	8.00%, 12/21/18	838,701
	7,240,000	8.00%, 01/31/30	654,084
	73,920,000	8.75%, 02/28/48	7,044,994
	113,432,000	10.50%, 12/21/26	12,448,945
	266	13.50%, 09/15/15	24
	267	13.50%, 09/15/16	25
			60,274,047
Supranational: 4.0%
		African Development Bank
TRY	2,225,000	4.55%, 12/21/17	822,716
IDR	1,000,000,000	7.00%, 03/06/17	78,445
	45,000,000,000	European Bank for Reconstruction & Development
		7.38%, 04/15/19	3,579,041
		European Investment Bank
MXN	6,730,000	5.33%, 09/01/15 ^	442,734
ZAR	30,000,000	7.50%, 01/30/19	2,651,070
TRY	23,051,000	8.50%, 07/25/19	9,828,610
ZAR	22,890,000	9.00%, 12/21/18 Reg S	2,118,273
BRL	9,570,000	9.65%, 10/22/19 ^	2,229,039
		Inter-American Development Bank
IDR	10,000,000,000	7.00%, 02/04/19	788,238
MXN	168,510,000	8.00%, 01/26/16	11,902,503
BRL	15,000,000	10.25%, 05/18/18	5,608,095
	1,300,000	International Bank for Reconstruction & Development
		9.50%, 03/02/17	478,746
MXN	117,060,000	International Finance Corp.
		6.00%, 01/28/16	8,096,865
			48,624,375
Thailand: 6.2%
		Thailand Government Bonds
THB	100,178,000	2.80%, 10/10/17	3,111,113
	96,619,000	3.13%, 12/11/15	2,980,816
	187,782,000	3.25%, 06/16/17	5,894,972
	127,090,000	3.45%, 03/08/19	4,057,258
	54,670,000	3.58%, 12/17/27	1,790,754
	9,484,000	3.63%, 05/22/15	291,180
	175,436,000	3.63%, 06/16/23	5,800,864
	164,693,000	3.65%, 12/17/21	5,425,877
	258,980,000	3.85%, 12/12/25	8,831,004
	413,814,000	3.88%, 06/13/19	13,504,358
	102,644,000	4.13%, 11/18/16	3,249,148
	140,366,000	4.75%, 12/20/24	5,062,937
	172,985,000	4.88%, 06/22/29	6,535,879
	93,718,000	5.13%, 03/13/18	3,108,099
	30,186,000	5.40%, 07/27/16	966,980
	30,977,000	5.50%, 03/13/23	1,148,687
	23,507,000	5.63%, 01/12/19	808,353
	75,644,000	5.85%, 03/31/21	2,763,301
			75,331,580
Turkey: 7.2%
		Turkish Government Bonds
TRY	14,000,000	6.30%, 02/14/18	5,657,914
	21,010,000	7.10%, 03/08/23	8,609,350
	2,640,000	8.30%, 06/20/18	1,131,861
	6,000,000	8.50%, 07/10/19	2,613,615
	14,260,000	8.50%, 09/14/22	6,328,619
	30,387,000	8.80%, 11/14/18	13,286,487
	30,493,000	8.80%, 09/27/23	13,876,650
	12,440,000	9.00%, 03/08/17	5,327,093
	11,160,000	9.00%, 07/24/24	5,195,326
	15,288,000	9.50%, 01/12/22	7,129,260
	4,240,000	10.40%, 03/27/19	1,963,422
	8,750,000	10.40%, 03/20/24	4,374,731
	16,425,000	10.50%, 01/15/20	7,759,140
	10,400,000	10.70%, 02/24/16	4,436,463
			87,689,931
Total Government Obligations (Cost: $1,160,413,782)			1,027,208,975

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $2,358,869)
	2,358,869	Dreyfus Government Cash Management Fund
			2,358,869
Total Investments Before Collateral for Securities Loaned: 91.1% (Cost: $1,295,363,719)			1,111,507,678

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.3%
Repurchase Agreements: 0.3%
USD	1,009,571	Repurchase agreement dated 1/30/15 with Citigroup Global Markets, Inc., 0.08% due 2/2/15, proceeds $1,009,573; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 1/12/18 to 2/1/45, valued at $1,029,762 including accrued interest)	1,009,571

	1,009,571	Repurchase agreement dated 1/30/15 with Credit Agricole CIB, 0.08% due 2/2/15, proceeds $1,009,573; (collateralized by various U.S. government and agency obligations, 3.00% to 5.50%, due 11/1/25 to 1/20/45, valued at $1,029,762 including accrued interest)	1,009,571

	1,009,571	Repurchase agreement dated 1/30/15 with HSBC Securities USA, Inc., 0.05% due 2/2/15, proceeds $1,009,572; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 2/9/15 to 7/15/32, valued at $1,029,763 including accrued interest)	1,009,571

	1,009,571	Repurchase agreement dated 1/30/15 with Mizuho Securities USA, Inc., 0.08% due 2/2/15, proceeds $1,009,573; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/12/15 to 1/20/45, valued at $1,030,341 including accrued interest)	1,009,571

	212,534	Repurchase agreement dated 1/30/15 with RBC Capital Markets LLC, 0.08% due 2/2/15, proceeds $212,534; (collateralized by various U.S. government and agency obligations, 1.31% to 5.50%, due 11/1/24 to 5/1/50, valued at $216,785 including accrued interest)	212,534

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $4,250,818)			4,250,818
Total Investments: 91.4% (Cost: $1,299,614,537)			1,115,758,496
Other assets less liabilities: 8.6%			104,656,510
NET ASSETS: 100.0%			$1,220,415,006

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $3,816,817.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.6%	$7,020,066
Financial	2.2	24,047,868
Government	92.4	1,027,239,139
Industrial	1.2	13,229,273
Utilities	3.4	37,612,463
Money Market Fund	0.2	2,358,869
	100.0%	$1,111,507,678

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$81,939,834	$—	$81,939,834
Government Obligations*	—	1,027,208,975	—	1,027,208,975
Money Market Fund	2,358,869	—	—	2,358,869
Repurchase Agreements	—	4,250,818	—	4,250,818
Total	$2,358,869	$1,113,399,627	$—	$1,115,758,496

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.6%
Cayman Islands: 2.3%
$100,000	Mizuho Capital Investment 1 Ltd.
	6.69%, 06/30/16 (c) Reg S	$106,000
250,000	SMFG Preferred Capital USD 1 Ltd.
	6.08%, 01/25/17 (c) 144A	267,812
100,000	SMFG Preferred Capital USD 3 Ltd.
	9.50%, 07/25/18 (c) Reg S	121,750
		495,562
Finland: 1.5%
	Nokia OYJ
100,000	5.38%, 05/15/19	109,750
100,000	6.63%, 05/15/39	112,250
100,000	UPM-Kymmene OYJ
	7.45%, 11/26/27 144A	114,000
		336,000
France: 3.6%
60,000	Banque PSA Finance
	5.75%, 04/04/21 144A	64,500
100,000	BPCE SA
	12.50%, 09/30/19 (c) 144A	135,813
	Credit Agricole SA
100,000	6.64%, 05/31/17 (c) Reg S	105,563
150,000	8.38%, 10/13/19 (c) 144A	174,750
200,000	Lafarge SA
	6.20%, 07/09/15 144A	203,750
100,000	Societe Generale
	5.92%, 04/05/17 (c) Reg S	103,980
		788,356
Italy: 1.3%
275,000	Intesa Sanpaolo SpA
	5.02%, 06/26/24 144A	283,771
Japan: 1.8%
400,000	SoftBank Corp.
	4.50%, 04/15/20 144A	401,500
Liberia: 0.3%
50,000	Royal Caribbean Cruises
	7.25%, 03/15/18	56,125
Luxembourg: 11.8%
	ArcelorMittal
150,000	5.25%, 02/25/17	156,300
100,000	6.00%, 08/05/20	103,625
300,000	6.13%, 06/01/18	319,500
320,000	6.25%, 03/01/21	331,200
150,000	7.00%, 02/25/22	160,125
100,000	7.50%, 03/01/41	103,125
300,000	7.75%, 10/15/39	312,000
50,000	10.60%, 06/01/19	59,950
	Telecom Italia Capital
150,000	6.00%, 09/30/34	154,875
250,000	6.38%, 11/15/33	266,250
300,000	7.00%, 06/04/18	337,500
100,000	7.72%, 06/04/38	115,500
150,000	UniCredit Luxembourg Finance SA
	6.00%, 10/31/17 144A	160,093
		2,580,043
Netherlands: 1.3%
250,000	EDP Finance BV
	6.00%, 02/02/18 Reg S	271,955
Norway: 1.9%
	Eksportfinans ASA
40,000	2.00%, 09/15/15	40,110
85,000	2.38%, 05/25/16	85,213
150,000	5.50%, 05/25/16	155,625
125,000	5.50%, 06/26/17	134,094
		415,042
Spain: 0.2%
50,000	BBVA International Preferred SAU
	5.92%, 04/18/17 (c) †	51,250
United Kingdom: 6.1%
200,000	Barclays Bank Plc Perpetual
	6.28%, 12/15/34 (c)	209,170
100,000	Hanson Ltd.
	6.13%, 08/15/16	106,500
125,000	HBOS Plc
	6.75%, 05/21/18 144A	140,932
	Royal Bank of Scotland Group Plc
150,000	6.99%, 10/05/17 (c) 144A	173,250
300,000	7.64%, 09/30/17 (c)	322,500
	Tesco Plc
100,000	5.50%, 11/15/17 144A	107,073
250,000	6.15%, 11/15/37 144A	260,132
		1,319,557
United States: 66.5%
	ADT Corp.
250,000	3.50%, 07/15/22 †	226,875
100,000	4.13%, 06/15/23 †	94,000
125,000	4.88%, 07/15/42	102,031
100,000	AECOM Global II LLC / URS Fox US LP
	5.00%, 01/01/22 (c)	96,500
	Alcatel-Lucent USA, Inc.
100,000	6.45%, 03/15/29	97,000
75,000	6.50%, 01/15/28	72,750
	Alcoa, Inc.
225,000	5.40%, 01/15/21 (c)	249,991
75,000	5.55%, 02/01/17	80,241
150,000	5.90%, 02/01/27	169,975
75,000	5.95%, 02/01/37	80,974
300,000	6.15%, 08/15/20	342,955
75,000	6.75%, 07/15/18	85,191
	Allegheny Technologies, Inc.
100,000	5.95%, 10/15/20 (c)	106,650
100,000	6.13%, 05/15/23 (c)	107,279
78,000	Ally Financial, Inc.
	8.00%, 11/01/31	102,180
100,000	Ameren Energy Generating Co.
	7.95%, 06/01/32 †	85,500
300,000	ARC Properties Operating Partnership LP
	2.00%, 02/06/17	288,266
	Avon Products, Inc.
200,000	4.60%, 03/15/20	180,500
150,000	5.00%, 03/15/23 †	133,125
100,000	Bank of America Corp.
	8.13%, 05/15/18 (c)	107,938
100,000	Best Buy Co., Inc.
	5.50%, 12/15/20 (c) †	103,750
75,000	BMC Software, Inc.
	7.25%, 06/01/18	72,000
	CenturyLink, Inc.
125,000	6.88%, 01/15/28	124,375
100,000	7.60%, 09/15/39	101,500
125,000	Clear Channel Communications, Inc.
	7.25%, 10/15/27	100,625
	Cliffs Natural Resources, Inc.
275,000	4.88%, 01/01/21 (c) †	192,500
100,000	6.25%, 10/01/40 †	65,500
100,000	Commercial Metals Co.
	6.50%, 07/15/17	105,750
75,000	Cooper Tire & Rubber Co.
	7.63%, 03/15/27	78,750
	Dell, Inc.
150,000	4.63%, 04/01/21	148,875
100,000	5.88%, 06/15/19	107,375
100,000	6.50%, 04/15/38	101,000
75,000	Deutsche Bank Capital Funding Trust VII
	5.63%, 01/19/16 (c) † 144A	76,875
75,000	Dillard’s, Inc.
	7.13%, 08/01/18	84,188
75,000	DR Horton, Inc.
	6.50%, 04/15/16	78,938
100,000	Dresdner Funding Trust I
	8.15%, 06/30/29 (c) 144A	119,500
	Embarq Corp.
100,000	7.08%, 06/01/16	106,779
375,000	8.00%, 06/01/36	434,062
100,000	Energen Corp.
	4.63%, 06/01/21 (c)	92,599
50,000	First Tennessee Capital II
	6.30%, 03/12/15 (c)	48,938
	FirstEnergy Corp.
200,000	4.25%, 12/15/22 (c)	211,967
195,000	7.38%, 11/15/31	256,129
150,000	Frontier Communications Corp.
	9.00%, 08/15/31	162,750
65,000	Gannett Co., Inc.
	10.00%, 04/01/16	71,013
60,000	Genworth Financial, Inc.
	6.15%, 11/15/16 (c)	37,800
	Genworth Holdings, Inc.
130,000	4.80%, 02/15/24	106,155
130,000	7.20%, 02/15/21	126,049
130,000	7.63%, 09/24/21	128,084
130,000	7.70%, 06/15/20 †	131,733
250,000	Goldman Sachs Capital I
	6.35%, 02/15/34	312,957
200,000	H. J. Heinz Finance Co.
	7.13%, 08/01/39 144A	219,500
100,000	Harsco Corp.
	5.75%, 05/15/18	105,500
100,000	Hartford Financial Services Group, Inc.
	8.13%, 06/15/18 (c)	113,375
	HCA, Inc.
100,000	7.50%, 11/15/95	99,000
10,000	7.69%, 06/15/25	11,250
20,000	8.36%, 04/15/24 (p)	23,500
100,000	Hospira, Inc.
	6.05%, 03/30/17	108,643
100,000	iStar Financial, Inc.
	5.88%, 03/15/16	102,250
200,000	JC Penney Corp., Inc.
	7.40%, 04/01/37 (p)	149,500
75,000	Knight Ridder, Inc.
	5.75%, 09/01/17	78,375
	Leidos, Inc.
80,000	5.50%, 07/01/33	77,693
80,000	7.13%, 07/01/32	87,397
150,000	Leucadia National Corp.
	5.50%, 01/18/23 (c)	156,201
200,000	Ltd Brands, Inc.
	6.90%, 07/15/17	222,000
250,000	Masco Corp.
	6.13%, 10/03/16	267,187
100,000	MDC Holdings, Inc.
	5.63%, 02/01/20	105,750
	Meccanica Holdings USA, Inc.
100,000	6.25%, 07/15/19 144A	110,000
50,000	6.25%, 01/15/40 144A	49,125
100,000	Mirant Americas
	9.13%, 05/01/31	85,500
150,000	New Albertsons, Inc.
	8.00%, 05/01/31	140,250
250,000	NGPL Pipeco LLC
	7.12%, 12/15/17 144A	243,775
	NuStar Logistics, LP
100,000	4.80%, 09/01/20	99,375
30,000	8.15%, 04/15/18	33,955
100,000	ONEOK, Inc.
	4.25%, 11/02/21 (c)	93,020
	PPL Energy Supply LLC
150,000	4.60%, 09/15/21 (c)	134,937
150,000	6.50%, 05/01/18	159,581
55,781	PPL Ironwood LLC
	8.86%, 11/30/25	64,985
175,000	PulteGroup, Inc.
	7.63%, 10/15/17	196,437
50,000	QEP Resources, Inc.
	6.80%, 03/01/20	51,875
100,000	Regions Financial Corp.
	7.38%, 12/10/37	138,790
100,000	Reynolds Group Issuer, Inc.
	9.00%, 03/12/15 (c)	103,750
50,000	Rite Aid Corp.
	7.70%, 02/15/27	55,750
	Rockies Express Pipeline
100,000	5.63%, 04/15/20 144A	99,762
150,000	6.85%, 07/15/18 144A	159,000
50,000	6.88%, 04/15/40 144A	53,875
	RR Donnelley & Sons Co.
18,000	6.13%, 01/15/17 †	19,125
160,000	7.63%, 06/15/20	178,400
60,000	Sabre Holdings Corp.
	8.35%, 03/15/16	64,500
80,000	Sealed Air Corp.
	6.88%, 07/15/33 144A	82,800
	SLM Corp.
100,000	5.63%, 08/01/33	80,750
200,000	6.00%, 01/25/17	210,020
300,000	8.00%, 03/25/20	333,750
350,000	8.45%, 06/15/18	396,588
	Springleaf Finance Corp.
150,000	6.50%, 09/15/17	158,625
300,000	6.90%, 12/15/17	321,750
	Sprint Capital Corp.
400,000	6.88%, 11/15/28	370,000
250,000	6.90%, 05/01/19	255,312
350,000	8.75%, 03/15/32	359,625
125,000	Sprint Nextel Corp.
	6.00%, 12/01/16	131,172
60,000	Synovus Financial Corp.
	5.13%, 06/15/17	61,710
60,000	Tenet Healthcare Corp.
	6.88%, 11/15/31	57,300
70,000	Toll Brothers Finance Corp.
	6.75%, 11/01/19	78,925
50,000	Toys R Us, Inc.
	7.38%, 10/15/18	33,750
120,000	UBS Preferred Funding Trust
	6.24%, 05/15/16 (c) †	124,817
60,000	United States Cellular Corp.
	6.70%, 12/15/33	57,878
150,000	United States Steel Corp.
	7.00%, 02/01/18 †	157,500
100,000	Universal Health Services, Inc.
	7.13%, 06/30/16	107,000
	Vulcan Materials Co.
50,000	6.40%, 11/30/17	54,250
100,000	7.00%, 06/15/18	111,000
		14,505,847
Total Corporate Bonds (Cost: $20,747,681)		21,505,008

Number of Shares
MONEY MARKET FUND: 0.6% (Cost: $140,220)
140,220	Dreyfus Government Cash Management Fund	140,220
Total Investments Before Collateral for Securities Loaned: 99.2% (Cost: $20,887,901)		21,645,228

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.3%
Repurchase Agreements: 6.3%
$369,011	Repurchase agreement dated 1/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.07%, due 2/2/15, proceeds $369,011; (collateralized by various U.S. government and agency obligations, 0.00% to 5.38%, due 7/30/15 to 9/20/44, valued at $376,391 including accrued interest)	369,011

1,000,000	Repurchase agreement dated 1/30/15 with Mizuho Securities USA, Inc., 0.08%, due 2/2/15, proceeds $1,000,000; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/12/15 to 1/20/45, valued at $1,020,573 including accrued interest)	1,000,000

Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,369,011)		1,369,011
Total Investments: 105.5% (Cost: $22,256,912)		23,014,239
Liabilities in excess of other assets: (5.5)%		(1,202,775)
NET ASSETS: 100.0%		$21,811,464

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $1,320,775.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,701,588, or 17.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	15.7%	$3,404,331
Communications	18.6	4,020,841
Consumer, Cyclical	7.0	1,513,113
Consumer, Non-cyclical	8.9	1,927,454
Diversified	0.7	156,201
Energy	4.3	927,236
Financial	29.6	6,400,576
Industrial	6.0	1,290,362
Technology	2.7	594,340
Utilities	5.9	1,270,554
Money Market Fund	0.6	140,220
	100.0%	$21,645,228

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$21,505,008	$—	$21,505,008
Money Market Fund	140,220	—	—	140,220
Repurchase Agreements	—	1,369,011	—	1,369,011
Total	$140,220	$22,874,019	$—	$23,014,239

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 97.0%
Argentina: 0.6%
USD	88,200	Aeropuertos Argentinia 2000 SA
		10.75%, 12/22/15 (c) Reg S	$93,161
	100,000	Arcor SAIC
		7.25%, 03/12/15 (c) 144A	105,950
	200,000	Inversiones y Representaciones SA
		11.50%, 07/20/20 Reg S	221,000
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	154,875
	25,000	7.88%, 05/07/21 144A	25,813
	325,000	YPF SA
		8.88%, 12/19/18 144A	334,750
			935,549
Australia: 0.7%
	100,000	Barminco Finance Pty Ltd.
		9.00%, 06/01/18 144A	95,500
		FMG Resources August 2006 Pty Ltd.
	465,000	6.88%, 04/01/17 (c) † 144A	366,769
	280,000	8.25%, 11/01/15 (c) † 144A	249,550
EUR	300,000	Origin Energy Finance Ltd.
		7.88%, 06/16/18 (c) Reg S	356,643
			1,068,462
Austria: 0.9%
	550,000	Hypo Alpe-Adria-Bank International AG
		4.38%, 01/24/17	375,355
USD	100,000	JBS Investments GmbH
		7.25%, 04/03/19 (c) 144A	99,550
	400,000	OAS Investments GmbH
		8.25%, 10/19/16 (c) Reg S	52,000
	400,000	Sappi Papier Holding GmbH
		7.75%, 04/15/17 (c) 144A	431,500
EUR	150,000	Telekom Austria AG
		5.63%, 02/01/18 (c) Reg S	183,059
	200,000	Wienerberger AG
		6.50%, 02/09/21 (c)	232,461
			1,373,925
Barbados: 0.2%
USD	250,000	Columbus International, Inc.
		7.38%, 03/30/18 (c) 144A	258,125
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV
		5.63%, 06/15/21 Reg S	273,238
Bermuda: 1.0%
USD	200,000	China Oil & Gas Group Ltd.
		5.25%, 04/25/16 (c) † 144A	200,267
	195,000	China Oriental Group Company Ltd.
		7.00%, 03/11/15 (c) Reg S	178,669
		Digicel Group Ltd.
	400,000	7.13%, 04/01/17 (c) 144A	363,380
	300,000	8.25%, 09/30/16 (c) 144A	293,400
	400,000	Digicel Ltd.
		6.00%, 04/15/16 (c) 144A	376,000
	200,000	Inkia Energy Ltd.
		8.38%, 04/04/16 (c) 144A	212,000
			1,623,716
Brazil: 1.7%
	225,000	Banco BMG SA
		9.95%, 11/05/19 Reg S	227,331
	300,000	Banco BTG Pactual SA
		5.75%, 09/28/22 Reg S	266,910
	600,000	Banco do Brasil SA
		5.88%, 01/19/23 144A	606,750
	300,000	Banco do Estado do Rio Grande do Sul SA
		7.38%, 02/02/22 Reg S	304,125
	200,000	Banco Industrial e Comercial SA
		8.50%, 04/27/20 Reg S	208,460
	250,000	Brasil Telecom Celular SA
		5.75%, 02/10/22 † 144A	219,688
	425,000	Cent Elet Brasileiras SA
		6.88%, 07/30/19 144A	423,980
		Telemar Norte Leste SA
EUR	200,000	5.13%, 12/15/17 Reg S	233,025
USD	270,000	5.50%, 10/23/20 † 144A	243,675
			2,733,944
British Virgin Islands: 1.4%
	100,000	Arcos Dorados Holdings, Inc.
		6.63%, 09/27/23 144A	92,875
	200,000	China Resources Power East Foundation Co. Ltd.
		7.25%, 05/09/16 (c) Reg S	206,000
	300,000	Gold Fields Orogen Holding BVI Ltd.
		4.88%, 10/07/20 144A	267,000
	200,000	Road King 2012 Ltd.
		9.88%, 09/18/15 (c) † Reg S	210,760
	200,000	Sparkle Assets Ltd.
		6.88%, 01/30/17 (c) † Reg S	200,750
	200,000	Star Energy Geothermal Wayang Windu Ltd.
		6.13%, 03/28/17 (c) Reg S	201,500
	500,000	Studio City Finance Ltd.
		8.50%, 12/01/15 (c) 144A	510,000
	400,000	Trillion Chance Ltd.
		8.50%, 01/10/17 (c) Reg S	377,265
	200,000	Yingde Gases Investment Ltd.
		8.13%, 04/22/16 (c) 144A	170,000
			2,236,150
Canada: 5.6%
	400,000	New Red Finance, Inc.
		6.00%, 10/01/17 (c) 144A	412,000
		Air Canada
CAD	100,000	7.63%, 10/01/16 (c) 144A	83,895
USD	200,000	8.75%, 04/01/17 (c) 144A	217,000
	400,000	Baytex Energy Corp.
		5.63%, 06/01/19 (c) 144A	344,500
		Bombardier, Inc.
	240,000	5.75%, 03/15/22 † 144A	224,550
EUR	200,000	6.13%, 05/15/21 † Reg S	230,204
USD	570,000	6.13%, 01/15/23 † 144A	541,500
CAD	329,000	7.35%, 12/22/26 144A	247,798
USD	250,000	Brookfield Residential
		6.50%, 12/15/15 (c) 144A	257,500
		Cascades, Inc.
	100,000	5.50%, 07/15/17 (c) 144A	100,875
	182,000	7.88%, 03/12/15 (c)	190,645
CAD	310,000	Corus Entertainment, Inc.
		4.25%, 02/11/20 Reg S	235,321
USD	200,000	Eldorado Gold Corp.
		6.13%, 12/15/16 (c) 144A	198,250
		First Quantum Minerals Ltd.
	341,000	6.75%, 02/15/17 (c) 144A	291,555
	461,000	7.00%, 02/15/18 (c) 144A	388,393
	200,000	Gibson Energy, Inc.
		6.75%, 07/15/16 (c) 144A	202,750
CAD	250,000	Great Canadian Gaming Corp.
		6.63%, 07/25/17 (c) 144A	208,013
USD	200,000	Hudbay Minerals, Inc.
		9.50%, 10/01/16 (c)	195,500
	200,000	Iamgold Corp.
		6.75%, 10/01/16 (c) 144A	161,000
	250,000	Jupiter Resources, Inc.
		8.50%, 10/01/17 (c) 144A	188,750
	250,000	Lundin Mining Corp.
		7.50%, 11/01/17 (c) 144A	248,125
	650,000	MEG Energy Corp.
		6.38%, 07/30/17 (c) 144A	581,750
	200,000	New Gold, Inc.
		6.25%, 11/15/17 (c) 144A	198,500
	100,000	Northern Blizzard Resources, Inc.
		7.25%, 02/01/17 (c) 144A	83,500
	250,000	NOVA Chemicals Corp.
		5.25%, 08/01/18 (c) 144A	259,375
		Pacific Rubiales Energy Corp.
	280,000	5.13%, 03/28/18 (c) † 144A	153,720
	220,000	5.38%, 01/26/17 (c) † 144A	145,200
	226,000	5.63%, 01/19/20 (c) 144A	129,385
CAD	200,000	Paramount Resources Ltd.
		8.25%, 03/11/15 (c)	154,580
USD	256,000	PetroBakken Energy Ltd.
		8.63%, 02/01/16 (c) 144A	146,560
		Precision Drilling Corp.
	400,000	6.50%, 12/15/16 (c)	356,000
	100,000	6.63%, 11/15/15 (c)	90,875
		Quebecor Media, Inc.
	60,000	5.75%, 01/15/23	62,025
CAD	595,000	6.63%, 01/15/23 144A	489,205
USD	200,000	Seven Generations Energy Ltd.
		8.25%, 05/15/16 (c) 144A	200,500
	200,000	Telesat Canada / Telesat, LLC
		6.00%, 03/12/15 (c) 144A	203,100
	500,000	Tervita Corp.
		9.75%, 11/01/15 (c) 144A	281,250
CAD	270,000	Videotron Ltee
		7.13%, 03/11/15 (c)	223,057
			8,926,706
Cayman Islands: 6.1%
USD	530,000	Agile Property Holdings Ltd.
		8.88%, 03/11/15 (c) † Reg S	524,700
	200,000	Alpha Star Holding Ltd.
		4.97%, 04/09/19 Reg S	175,300
	200,000	BR Malls International Finance Ltd.
		8.50%, 01/21/16 (c) Reg S	204,000
GBP	100,000	Brakes Capital
		7.13%, 12/15/15 (c) Reg S	153,382
USD	200,000	Central China Real Estate
		8.00%, 01/28/17 (c) † Reg S	187,187
	200,000	China Shanshui Cement Group Ltd.
		8.50%, 03/12/15 (c) 144A	200,500
		Country Garden Holdings Co. Ltd.
	65,000	11.13%, 03/11/15 (c) Reg S	68,819
	500,000	11.13%, 03/12/15 (c) 144A	529,375
	300,000	Emaar Sukuk Ltd.
		6.40%, 07/18/19 † Reg S	342,900
	200,000	Fibria Overseas Finance Ltd.
		5.25%, 05/12/24	202,000
	150,000	Global A&T Electronics Ltd.
		10.00%, 02/01/16 (c) 144A	139,875
	300,000	Greenland Hong Kong Holdings Ltd.
		4.38%, 08/07/17 Reg S	298,669
	200,000	Greentown China Holdings Ltd.
		8.50%, 02/04/16 (c) † Reg S	201,500
	200,000	Industrial Senior Trust
		5.50%, 11/01/22 Reg S	198,750
	200,000	Jafz Sukuk Ltd.
		7.00%, 06/19/19 Reg S	230,804
	250,000	JBS Finance II Ltd.
		8.25%, 03/11/15 (c) Reg S	261,340
		Kaisa Group Holdings Ltd.
	300,000	8.88%, 03/19/16 (c) Reg S	228,000
	200,000	8.88%, 03/19/16 (c) 144A	152,000
	400,000	KWG Property Holdings Ltd.
		8.98%, 01/14/17 (c) Reg S	374,000
	300,000	Longfor Properties
		6.88%, 10/18/16 (c) † Reg S	303,750
	300,000	MIE Holdings Corp.
		7.50%, 04/25/17 (c) 144A	180,750
		Mizuho Capital Investment 1 Ltd.
	90,000	6.69%, 06/30/16 (c) Reg S	95,400
	50,000	6.69%, 06/30/16 (c) 144A	53,000
	200,000	Mongolian Mining Corp.
		8.88%, 03/29/15 (c) Reg S	134,000
	300,000	Sable International Finance Ltd.
		8.75%, 02/01/16 (c) Reg S	319,500
	400,000	Shimao Property Holdings Ltd.
		11.00%, 03/08/15 (c) Reg S	424,000
	300,000	SMFG Preferred Capital USD 1 Ltd.
		6.08%, 01/25/17 (c) 144A	321,375
	300,000	SMFG Preferred Capital USD 3 Ltd.
		9.50%, 07/25/18 (c) 144A	365,250
	300,000	SOHO China Ltd.
		7.13%, 11/07/17 (c) Reg S	296,368
	200,000	Sunac China Holdings Ltd.
		9.38%, 04/05/16 (c) † Reg S	199,000
	200,000	Suzano Trading Ltd.
		5.88%, 01/23/21 144A	207,000
	400,000	TAM Capital 3, Inc.
		8.38%, 06/03/16 (c) 144A	419,400
	200,000	Texhong Textile Group Ltd.
		6.50%, 01/18/17 (c) Reg S	194,000
EUR	325,000	UPCB Finance II Ltd.
		6.38%, 07/01/15 (c) Reg S	385,542
USD	300,000	UPCB Finance III Ltd.
		6.63%, 07/01/15 (c) 144A	313,500
	50,000	UPCB Finance V Ltd.
		7.25%, 11/15/16 (c) 144A	54,625
EUR	242,000	Viridian Group FundCo II Ltd.
		11.13%, 04/01/15 (c) Reg S	292,201
USD	400,000	Wynn Macau Ltd.
		5.25%, 10/15/16 (c) 144A	391,250
	200,000	Yuzhou Properties Co., Ltd.
		8.63%, 01/24/17 (c) † Reg S	196,500
			9,819,512
China / Hong Kong: 0.3%
	200,000	China CITIC Bank International Ltd.
		6.88%, 06/24/20 Reg S	227,170
	300,000	Yancoal International Resources Development Co. Ltd.
		5.73%, 05/16/22 144A	270,000
			497,170
Colombia: 1.0%
	250,000	Banco Davivienda SA
		5.88%, 07/09/22 Reg S	253,125
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	84,400
	50,000	7.50%, 07/30/22 144A	52,750
		Bancolombia SA
	400,000	5.13%, 09/11/22	404,240
	200,000	6.13%, 07/26/20	215,040
	550,000	Colombia Telecomunicaciones SA, ESP
		5.38%, 09/27/17 (c) Reg S	544,500
			1,554,055
Croatia: 0.4%
		Agrokor D.D.
	175,000	8.88%, 02/01/16 (c) Reg S	191,135
	150,000	8.88%, 02/01/16 (c) 144A	163,830
	200,000	Hrvatska Elektroprivreda
		6.00%, 11/09/17 Reg S	208,894
			563,859
Denmark: 0.4%
GBP	250,000	Danske Bank A/S
		5.68%, 02/15/17 (c)	391,170
USD	220,000	Welltec A/S
		8.00%, 03/12/15 (c) 144A	200,200
			591,370
Dominican Republic: 0.1%
	100,000	Aeropuertos Dominicanos Siglo XXI SA
		9.75%, 11/13/15 (c) (s) Reg S	96,141
Finland: 0.8%
	534,000	Nokia OYJ
		5.38%, 05/15/19	586,065
		Stora Enso OYJ
EUR	100,000	5.50%, 03/07/19 Reg S	128,327
USD	250,000	6.40%, 04/15/16 144A	266,875
	210,000	UPM-Kymmene OYJ
		7.45%, 11/26/27 144A	239,400
			1,220,667
France: 8.7%
EUR	200,000	Accor SA
		4.13%, 06/30/20 (c) Reg S	231,423
		Areva SA
	200,000	3.13%, 12/20/22 (c) Reg S	230,599
	200,000	3.50%, 03/22/21	239,833
	200,000	3.88%, 09/23/16	236,615
	200,000	4.38%, 11/06/19	252,209
	200,000	4.88%, 09/23/24	256,564
	100,000	Banque PSA Finance SA
		4.25%, 02/25/16 Reg S	116,910
	250,000	BPCE SA
		12.50%, 09/30/19 (c)	389,315
	200,000	Casino Guichard Perrachon
		4.87%, 01/31/19 (c) Reg S	237,314
USD	450,000	Cie Generale de Geophysique - Veritas
		6.50%, 06/01/16 (c)	346,500
	250,000	CMA CGM
		8.50%, 03/12/15 (c) † 144A	255,650
		Credit Agricole SA
EUR	500,000	8.20%, 03/31/18 (c)	668,155
USD	200,000	8.38%, 10/13/19 (c) 144A	233,000
EUR	200,000	Crown European Holdings SA
		4.00%, 04/15/22 (c) Reg S	237,331
	350,000	Europcar Groupe SA
		11.50%, 05/15/17 † Reg S	446,302
	200,000	Faurecia
		9.38%, 12/15/16 Reg S	258,420
	550,000	Groupama SA
		7.88%, 10/27/19 (c)	706,607
	267,000	Italcementi Finance SA
		6.63%, 03/19/20 (s) Reg S	352,052
	150,000	Labco SAS
		8.50%, 03/11/15 (c) Reg S	176,885
		Lafarge SA
	300,000	4.75%, 09/30/20 Reg S	403,513
USD	105,000	6.50%, 07/15/16	111,825
EUR	700,000	6.63%, 11/29/18 Reg S	926,974
	311,000	8.88%, 11/24/16 Reg S	401,328
	300,000	Loxam SAS
		4.88%, 07/23/17 (c) 144A	340,228
	100,000	Médi-Partenaires SAS
		7.00%, 05/15/16 (c) Reg S	119,757
USD	200,000	Natixis SA
		10.00%, 04/30/18 (c) 144A	234,750
EUR	200,000	Nexans SA
		4.25%, 03/19/18	238,103
		Numericable Group SA
	725,000	5.63%, 05/15/19 (c) 144A	870,020
USD	950,000	6.00%, 05/15/17 (c) 144A	972,942
EUR	700,000	Peugeot SA
		7.38%, 03/06/18 Reg S	917,042
		Renault SA
	300,000	3.13%, 03/05/21 Reg S	376,245
	310,000	4.63%, 05/25/16 Reg S	367,915
USD	450,000	Rexel SA
		6.13%, 12/15/15 (c) 144A	472,500
EUR	450,000	Societe Generale SA
		9.38%, 09/04/19 (c) Reg S	627,136
	200,000	SPCM SA
		5.50%, 06/15/16 (c) Reg S	239,457
	400,000	Veolia Environnement
		4.45%, 04/16/18 (c) Reg S	473,854
			13,965,273
Germany: 3.4%
	250,000	Bayerische Landesbank
		5.75%, 10/23/17	315,942
	600,000	Commerzbank AG
		7.75%, 03/16/21	844,592
	334,000	Deutsche Lufthansa AG
		6.50%, 07/07/16 †	409,750
	150,000	Franz Haniel & Cie. GmbH
		5.88%, 02/01/17	186,861
	200,000	Hapag-Lloyd AG
		7.75%, 10/01/15 (c) Reg S	239,231
	135,000	KM Germany Holdings GmbH
		8.75%, 12/15/15 (c) 144A	166,051
USD	200,000	Norddeutsche Landesbank Girozentrale
		6.25%, 04/10/24 Reg S	196,027
EUR	300,000	Techem GmbH
		6.13%, 10/01/15 (c) Reg S	362,300
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	118,995
	775,000	4.00%, 08/27/18	942,327
	42,000	4.38%, 02/28/17	50,343
	300,000	Trionista HoldCo GmbH
		5.00%, 04/30/16 (c) Reg S	353,549
	400,000	Unitymedia Hessen / NRW
		5.50%, 09/15/17 (c) Reg S	488,055
	634,000	Unitymedia KabelBW GmbH
		9.50%, 03/15/16 (c) Reg S	801,147
			5,475,170
Hungary: 0.2%
	300,000	OTP Bank Plc
		5.27%, 09/19/16 †	349,876
India: 0.3%
		ICICI Bank Ltd.
USD	110,000	6.38%, 04/30/17 (c) Reg S	114,400
	200,000	6.38%, 04/30/17 (c) 144A	208,000
	200,000	Tata Motors Ltd.
		4.63%, 04/30/20 † Reg S	208,500
			530,900
Indonesia: 0.2%
	200,000	Berau Coal Energy Tbk PT
		7.25%, 03/13/15 (c) 144A	98,000
	200,000	Gajah Tunggal Tbk PT
		7.75%, 02/06/16 (c) 144A	193,500
			291,500
Ireland: 3.1%
	750,000	Aercap Ireland Capital Ltd.
		4.50%, 05/15/21 144A	775,313
EUR	100,000	AG Spring Finance Ltd.
		7.50%, 06/01/15 (c) Reg S	109,408
USD	600,000	Alfa Bank
		7.75%, 04/28/21 Reg S	512,803
EUR	200,000	Allied Irish Banks Plc
		2.75%, 04/16/19 Reg S	240,102
	630,000	Ardagh Glass Finance Plc
		8.75%, 02/12/15 (c) † Reg S	745,062
		Bank of Ireland
	300,000	2.00%, 05/08/17 Reg S	346,259
	200,000	4.25%, 06/11/19 (c) Reg S	230,016
USD	200,000	Credit Bank of Moscow
		7.70%, 02/01/18 Reg S	160,904
	200,000	EuroChem Mineral & Chemical Co. OJSC
		5.13%, 12/12/17 144A	177,992
	200,000	Gazprombank OJSC
		7.25%, 05/03/19 Reg S	151,500
	300,000	Grifols Worldwide Operations Ltd.
		5.25%, 04/01/17 (c) 144A	305,250
	510,000	Metalloinvest Finance Ltd.
		5.63%, 04/17/20 144A	388,681
	200,000	Nomos Bank
		7.25%, 04/25/18 144A	154,500
	200,000	SCF Capital Ltd.
		5.38%, 10/27/17 144A	161,370
	200,000	Sibur Securities Ltd.
		3.91%, 01/31/18 144A	168,500
EUR	306,000	Smurfit Kappa Acquisitions
		5.13%, 06/15/18 (c) Reg S	384,584
			5,012,244
Israel: 0.2%
USD	300,000	B Communications Ltd.
		7.38%, 02/15/17 (c) 144A	315,000
Italy: 7.5%
EUR	100,000	Astaldi SpA
		7.13%, 12/01/16 (c) Reg S	118,769
		Banca Monte dei Paschi di Siena SpA
	300,000	3.63%, 04/01/19 Reg S	353,536
GBP	200,000	5.75%, 09/30/16	294,948
		Banca Popolare di Milano
EUR	200,000	4.00%, 01/22/16 Reg S	231,978
	200,000	7.13%, 03/01/21 Reg S	263,102
	200,000	Banca Popolare Di Vicenza
		5.00%, 10/25/18 Reg S	246,906
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	480,503
	300,000	6.00%, 11/05/20 Reg S	376,338
	175,000	Buzzi Unicem SpA
		6.25%, 09/28/18 Reg S	224,474
		Enel SpA
	200,000	6.50%, 01/10/19 (c) Reg S	254,503
USD	650,000	8.75%, 09/24/23 (c) 144A	773,338
		Finmeccanica Finance SA
EUR	100,000	4.38%, 12/05/17	123,125
	186,000	5.25%, 01/21/22	246,274
GBP	300,000	8.00%, 12/16/19	537,391
EUR	217,000	Finmeccanica SpA
		4.88%, 03/24/25	286,950
		Intesa Sanpaolo SpA
	200,000	5.00%, 09/23/19 Reg S	253,539
	350,000	6.63%, 09/13/23 Reg S	498,699
	200,000	8.05%, 06/20/18 (c)	256,440
	200,000	8.38%, 10/14/19 (c) Reg S	268,571
		Telecom Italia SpA
	1,650,000	5.25%, 02/10/22 Reg S	2,177,732
	700,000	5.38%, 01/29/19 Reg S	898,123
GBP	300,000	6.38%, 06/24/19 †	504,521
		UniCredit SpA
EUR	300,000	5.83%, 10/28/20 (c) Reg S	370,274
	300,000	6.70%, 06/05/18	384,851
	500,000	6.95%, 10/31/22 Reg S	677,609
	300,000	Unipol Gruppo Finanziario SpA
		5.00%, 01/11/17 Reg S	361,805
	200,000	UnipolSai SpA
		5.75%, 06/18/24 (c) Reg S	228,698
	250,000	Veneto Banca SCPA
		4.00%, 01/20/17 Reg S	291,130
			11,984,127
Japan: 0.5%
USD	800,000	SoftBank Corp.
		4.50%, 04/15/20 144A	803,000
Kazakhstan: 0.5%
	200,000	Halyk Savings Bank of Kazakhstan JSC
		7.25%, 05/03/17 Reg S	198,500
EUR	264,000	Kazkommertsbank JSC
		6.88%, 02/13/17	256,263
USD	400,000	Zhaikmunai International BV
		7.13%, 11/13/16 (c) 144A	326,800
			781,563
Luxembourg: 14.6%
	200,000	Accudyne Industries LLC
		7.75%, 12/15/15 (c) 144A	182,500
	200,000	Aguila 3 SA
		7.88%, 03/12/15 (c) 144A	197,500
	200,000	Albea Beauty Holdings SA
		8.38%, 11/01/15 (c) 144A	212,000
	220,000	Alrosa Finance SA
		7.75%, 11/03/20 144A	202,400
	550,000	Altice Financing SA
		9.88%, 12/15/16 (c) 144A	607,750
	1,100,000	Altice SA
		7.75%, 05/15/17 (c) 144A	1,141,250
		ArcelorMittal
	225,000	5.25%, 02/25/17 (s)	234,450
	240,000	6.13%, 06/01/18	255,600
	870,000	7.00%, 02/25/22 (s)	928,725
	725,000	7.50%, 03/01/41 (s)	747,656
	250,000	7.75%, 10/15/39 (s)	260,000
	440,000	10.60%, 06/01/19 (s)	527,560
	208,768	Ardagh Finance Holdings SA
		8.63%, 06/15/16 (c) 144A	209,029
GBP	100,000	Cabot Financial Luxembourg SA
		6.50%, 04/01/17 (c) Reg S	139,827
USD	360,000	CHC Helikopter SA
		9.25%, 10/15/15 (c) †	320,400
EUR	225,000	Cirsa Funding Luxembourg SA
		8.75%, 03/11/15 (c) Reg S	262,153
	100,000	Clariant Finance Luxembourg SA
		5.63%, 01/24/17	123,494
USD	200,000	Consolidated Energy Finance SA
		6.75%, 10/15/16 (c) 144A	193,000
	400,000	Convatec Healthcare E SA
		10.50%, 03/12/15 (c) 144A	422,540
	200,000	Cosan Luxembourg SA
		5.00%, 03/14/18 (c) 144A	173,060
		CSN Resources SA
	220,000	6.50%, 07/21/20 † Reg S	201,850
	200,000	6.50%, 07/21/20 † 144A	183,500
EUR	175,000	Dufry Finance SCA
		4.50%, 07/15/17 (c) Reg S	209,121
		Evraz Group SA
USD	500,000	6.50%, 04/22/20 Reg S	373,750
	300,000	6.50%, 04/22/20 144A	224,250
		Fiat Chrysler Finance Europe
EUR	400,000	4.75%, 07/15/22 Reg S	499,114
	250,000	6.63%, 03/15/18 Reg S	318,195
	1,020,000	Fiat Finance & Trade SA
		7.00%, 03/23/17 Reg S	1,271,013
	450,000	Fiat Industrial Finance Europe SA
		6.25%, 03/09/18 Reg S	569,415
	200,000	Findus Bondco SA
		9.13%, 07/01/15 (c) Reg S	240,360
	100,000	Galapagos SA
		5.38%, 06/15/17 (c) 144A	112,450
	100,000	Gategroup Finance Luxembourg SA
		6.75%, 03/01/16 (c) Reg S	119,052
	100,000	Geo Debt Finance SCA
		7.50%, 03/11/15 (c) Reg S	102,125
USD	250,000	Gestamp Funding Luxembourg SA
		5.63%, 05/31/16 (c) 144A	253,750
EUR	1,079,000	HeidelbergCement Finance BV
		8.00%, 01/31/17 Reg S	1,385,332
USD	300,000	Home Credit & Finance Bank
		9.38%, 04/24/18 (c) Reg S	213,914
EUR	400,000	Ineos Group Holdings SA
		5.75%, 02/15/16 (c) 144A	443,481
USD	95,000	International Automotive Components Group SA
		9.13%, 06/01/15 (c) 144A	98,800
EUR	150,000	Intralot Capital Luxembourg SA
		6.00%, 05/15/17 (c) Reg S	143,877
	250,000	KION Finance SA
		6.75%, 02/15/16 (c) Reg S	306,397
	150,000	Lecta SA
		8.88%, 05/15/15 (c) Reg S	175,795
	100,000	Matterhorn Financing & CY SCA
		9.00%, 03/11/15 (c) Reg S	115,384
USD	200,000	MHP SA
		8.25%, 04/02/20 144A	125,025
	600,000	Millicom International Cellular
		6.63%, 10/15/17 (c) 144A	616,500
		Minerva Luxembourg SA
	220,000	7.75%, 01/31/18 (c) 144A	212,300
	200,000	12.25%, 02/10/17 (c) Reg S	222,800
	330,000	MOL Group Finance SA
		6.25%, 09/26/19 Reg S	358,347
	400,000	OAO TMK
		6.75%, 04/03/20 Reg S	230,000
	200,000	Offshore Drilling Holding SA
		8.63%, 09/20/17 (c) † 144A	139,400
	300,000	OJSC Promsvyazbank
		8.50%, 04/25/17 Reg S	271,572
EUR	525,000	Olivetti Finance
		7.75%, 01/24/33	842,982
	300,000	Play Finance 2 SA
		5.25%, 02/01/16 (c) Reg S	356,308
USD	300,000	Puma International Financing SA
		6.75%, 02/01/17 (c) Reg S	298,950
		Russian Agricultural Bank OJSC
	200,000	5.30%, 12/27/17 144A	168,230
	200,000	6.00%, 06/03/16 (c) 144A	136,896
	300,000	Severstal OAO
		6.70%, 10/25/17 144A	281,550
EUR	292,000	Sunrise Communications Holdings SA
		8.50%, 03/11/15 (c) Reg S	344,994
	100,000	Takko Luxembourg 2 SCA
		9.88%, 04/15/16 (c) Reg S	45,138
USD	400,000	Telecom Italia Capital
		6.38%, 11/15/33	426,000
EUR	400,000	Telenet Finance Luxembourg SCA
		6.38%, 11/15/15 (c) Reg S	478,127
USD	100,000	Tonon Luxembourg SA
		10.50%, 05/14/17 (c) (p) 144A	74,000
	200,000	Topaz Marine SA
		8.63%, 11/01/16 (c) 144A	178,824
EUR	430,000	UniCredit International Bank Luxembourg SA
		8.13%, 12/10/19 (c) Reg S	556,238
USD	300,000	Virgolino de Oliveira Finance Ltd.
		11.75%, 02/09/17 (c) Reg S	12,720
	300,000	VTB Bank SA
		6.95%, 10/17/22 144A	198,000
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 07/15/16 (c) Reg S	112,151
	200,000	4.00%, 07/15/16 (c) 144A	224,302
USD	400,000	6.50%, 04/30/16 (c) 144A	417,500
	1,100,000	7.38%, 04/23/17 (c) 144A	1,069,750
			23,300,423
Marshall Islands: 0.3%
	390,000	Drill Rigs Holdings, Inc.
		6.50%, 10/01/15 (c) 144A	309,075
	100,000	Teekay Corp.
		8.50%, 01/15/20	111,500
			420,575
Mexico: 1.3%
	125,000	Axtel SAB de CV
		9.00%, 01/31/16 (c) (s) 144A	120,000
	300,000	BBVA Bancomer SA
		7.25%, 04/22/20 144A	338,970
	228,000	Cemex SAB de CV
		9.50%, 06/15/16 (c) 144A	248,520
	265,000	Empresas ICA SAB de CV
		8.90%, 02/04/16 (c) † Reg S	191,860
	250,000	Grupo Elektra SAB de CV
		7.25%, 08/06/15 (c) Reg S	257,225
	200,000	Grupo KUO SAB de CV
		6.25%, 12/04/17 (c) Reg S	201,500
	100,000	Grupo Papelero Scribe SAB de CV
		8.88%, 04/07/15 (c) 144A	96,366
	200,000	Servicios Corporativos Javer SAPI de CV
		9.88%, 04/06/16 (c) Reg S	205,000
	250,000	Tenedora Nemak SA
		5.50%, 02/28/18 (c) 144A	254,375
	200,000	TV Azteca SAB de CV
		7.63%, 09/18/17 (c) Reg S	208,000
			2,121,816
Netherlands: 9.1%
EUR	282,000	ABN Amro Bank NV
		4.31%, 03/10/16 (c)	324,272
USD	200,000	Access Finance BV
		7.25%, 07/25/17 144A	179,991
	200,000	Carlson Wagonlit BV
		6.88%, 06/15/15 (c) 144A	210,500
	200,000	Cimpor Financial Operations BV
		5.75%, 07/17/19 (c) 144A	152,000
EUR	150,000	Constellium NV
		4.63%, 05/15/17 (c) Reg S	148,939
	200,000	Deutsche Annington Finance BV
		4.62%, 04/08/19 (c) Reg S	241,364
		EDP Finance BV
	1,000,000	4.13%, 06/29/20	1,262,341
	538,000	4.75%, 09/26/16 Reg S	645,050
	300,000	5.75%, 09/21/17 Reg S	379,511
USD	200,000	FBN Finance Co. BV
		8.00%, 07/23/19 (c) 144A	165,000
		Fresenius Finance BV
EUR	191,000	2.88%, 07/15/20 144A	234,555
	260,000	4.00%, 02/01/24 144A	340,018
	50,000	4.00%, 02/01/24 Reg S	65,388
	250,000	Generali Finance BV
		5.48%, 02/08/17 (c)	296,316
	200,000	GRP Isolux Corsan Finance BV
		6.63%, 04/15/17 (c) Reg S	196,802
USD	200,000	GTB Finance BV
		6.00%, 11/08/18 144A	177,500
	300,000	Indo Energy Finance II BV
		6.38%, 01/24/18 (c) 144A	198,000
	410,000	InterGen NV
		7.00%, 06/30/18 (c) 144A	385,400
GBP	349,000	Koninklijke KPN NV
		6.88%, 03/14/20 (c) Reg S	565,671
USD	200,000	Listrindo Capital BV
		6.95%, 02/21/16 (c) 144A	211,760
		Majapahit Holding BV
	80,000	7.25%, 06/28/17 Reg S	88,500
	645,000	7.75%, 01/20/20 144A	759,488
		Marfrig Holdings Europe BV
	330,000	8.38%, 05/09/18 Reg S	312,510
	200,000	11.25%, 09/20/17 (c) 144A	200,000
	187,000	Metinvest BV
		10.50%, 11/28/17 Reg S	91,667
	400,000	Myriad International Holdings BV
		6.00%, 07/18/20 144A	449,720
	500,000	NXP BV / NXP Funding LLC
		5.75%, 03/15/18 (c) 144A	531,250
EUR	200,000	OI European Group BV
		6.75%, 09/15/20 Reg S	271,426
		Portugal Telecom International Finance BV
	700,000	4.63%, 05/08/20 Reg S	779,919
	200,000	5.88%, 04/17/18 † Reg S	237,249
	92,000	Refresco Group BV
		7.38%, 03/11/15 (c) Reg S	109,274
		Schaeffler Finance BV
	650,000	3.50%, 05/15/17 (c) 144A	765,583
	492,000	6.88%, 03/11/15 (c) Reg S	585,067
USD	200,000	6.88%, 03/12/15 (c) 144A	210,000
	250,000	Sensata Technologies BV
		4.88%, 10/15/23 144A	255,000
EUR	400,000	SNS Bank NV
		11.25%, 11/27/19 (c) (d) * Reg S	18,055
	600,000	Telefonica Europe BV
		6.50%, 09/18/18 (c) † Reg S	759,656
	20,000	ThyssenKrupp Finance Nederland BV
		8.50%, 02/25/16	24,364
	350,000	UPC Holding BV
		6.38%, 09/15/17 (c) Reg S	426,578
		VimpelCom Holdings BV
USD	50,000	6.25%, 03/01/17 Reg S	45,692
	1,000,000	6.25%, 03/01/17 144A	913,830
	400,000	VTR Finance BV
		6.88%, 01/15/19 (c) 144A	402,020
			14,617,226
Norway: 0.7%
		Eksportfinans ASA
	156,000	2.38%, 05/25/16	156,390
	400,000	5.50%, 06/26/17	429,100
EUR	200,000	Lock AS
		7.00%, 08/15/17 (c) Reg S	233,607
	250,000	Norske Skogindustrier ASA
		11.75%, 06/15/16 Reg S	237,821
			1,056,918
Peru: 0.4%
USD	200,000	Cia Minera Ares SAC
		7.75%, 01/23/18 (c) 144A	204,250
	97,000	Corp. Azucarera del Peru SA
		6.38%, 08/02/17 (c) 144A	86,330
	200,000	Corp. Lindley SA
		4.63%, 04/12/23 144A	194,500
	215,000	Maestro Peru SA
		6.75%, 09/26/16 (c) † 144A	230,050
			715,130
Portugal: 0.2%
EUR	300,000	Novo Banco SA
		4.00%, 01/21/19 Reg S	342,790
Russia: 0.0%
USD	200,000	Ukrlandfarming Plc
		10.88%, 03/26/18 144A	77,040
Saudi Arabia: 0.2%
	400,000	Dar Al-Arkan Sukuk Co. Ltd.
		5.75%, 05/24/18 Reg S	390,500
Singapore: 0.5%
	350,000	ABJA Investment Co. Pte Ltd.
		5.95%, 07/31/24 Reg S	357,131
	150,000	Bakrie Telecom Pte Ltd.
		11.50%, 03/11/15 (c) (d) * Reg S	14,100
	245,000	STATS ChipPAC Ltd.
		4.50%, 03/20/16 (c) 144A	244,388
	200,000	Theta Capital Pte Ltd.
		6.13%, 11/14/16 (c) Reg S	204,003
			819,622
South Africa: 0.5%
EUR	300,000	Edcon Pty Ltd.
		9.50%, 03/11/15 (c) Reg S	274,721
		Eskom Holdings SOC Ltd.
USD	300,000	5.75%, 01/26/21 144A	300,750
	200,000	6.75%, 08/06/23 144A	203,540
			779,011
South Korea: 0.1%
	200,000	Woori Bank Co. Ltd.
		6.21%, 05/02/17 (c) 144A	214,960
Spain: 1.7%
		Abengoa Finance SAU
	280,000	8.88%, 11/01/17 Reg S	286,300
EUR	200,000	8.88%, 02/05/18 Reg S	232,461
	100,000	Abengoa SA
		8.50%, 03/31/16	118,008
	200,000	Banco de Sabadell SA
		2.50%, 12/05/16	232,503
	500,000	Bankia SA
		3.50%, 01/17/19 Reg S	610,765
	50,000	Bankinter SA
		6.38%, 09/11/19	66,698
USD	295,000	BBVA International Preferred SAU
		5.92%, 04/18/17 (c)	302,375
EUR	100,000	BPE Financiaciones SA
		2.50%, 02/01/17	116,244
	200,000	CaixaBank SA
		5.00%, 11/14/18 (c) Reg S	244,744
	150,000	Mapfre SA
		5.92%, 07/24/17 (c)	183,783
	300,000	Obrascon Huarte Lain SA
		8.75%, 03/15/15 (c) Reg S	355,563
			2,749,444
Sri Lanka: 0.4%
USD	400,000	Bank of Ceylon
		5.33%, 04/16/18 † Reg S	403,000
	200,000	National Savings Bank
		8.88%, 09/18/18 144A	221,500
			624,500
Sweden: 1.4%
		Eileme 2 AB
	100,000	11.63%, 01/31/16 (c) Reg S	113,657
	250,000	11.63%, 01/31/16 (c) 144A	284,144
EUR	25,000	11.75%, 01/31/16 (c) Reg S	32,267
		Perstorp Holding AB
USD	200,000	8.75%, 05/15/15 (c) 144A	198,500
EUR	150,000	9.00%, 05/15/15 (c) 144A	172,788
	300,000	Stena AB
		6.13%, 02/01/17 Reg S	355,496
	200,000	TVN Finance Corporation III AB
		7.38%, 12/15/16 (c) Reg S	250,685
	150,000	Unilabs Subholding AB
		8.50%, 07/15/15 (c) Reg S	177,308
	300,000	Verisure Holding AB
		8.75%, 03/11/15 (c) Reg S	362,253
	300,000	Volvo Treasury AB
		4.20%, 06/10/20 (c) Reg S	347,422
			2,294,520
Turkey: 1.0%
USD	200,000	Arcelik AS
		5.00%, 04/03/23 † 144A	195,000
	400,000	Finansbank AS
		5.15%, 11/01/17 Reg S	410,936
	200,000	Tupras Turkiye Petrol Rafinerileri AS
		4.13%, 05/02/18 144A	200,060
	325,000	Turkiye Is Bankasi SA
		6.00%, 10/24/22 144A	330,525
	200,000	Turkiye Vakiflar Bankasi T.A.O.
		6.00%, 11/01/22 144A	199,517
	300,000	Yapi ve Kredi Bankasi A/S
		5.50%, 12/06/22 144A	289,230
			1,625,268
United Kingdom: 13.3%
	200,000	Afren Plc
		6.63%, 12/09/16 (c) 144A	73,000
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 10/15/15 (c) 144A	98,500
	500,000	10.75%, 10/15/16 (c) 144A	385,000
		AngloGold Ashanti Holdings Plc
	275,000	5.13%, 08/01/22 †	261,531
	300,000	8.50%, 07/30/16 (c) †	324,039
GBP	100,000	Arqiva Broadcast Finance Plc
		9.50%, 03/31/16 (c) Reg S	165,555
	100,000	Bakkavor Finance 2 Plc
		8.25%, 03/11/15 (c) Reg S	154,133
		Barclays Bank Plc
USD	200,000	6.28%, 12/15/34 (c)	209,170
GBP	650,000	14.00%, 06/15/19 (c)	1,322,799
	200,000	Boparan Finance Plc
		5.50%, 07/15/17 (c) Reg S	258,777
USD	300,000	CEVA Group Plc
		7.00%, 03/01/17 (c) † 144A	279,000
GBP	200,000	Co-operative Bank Plc
		5.13%, 09/20/17	288,752
	249,000	Co-operative Group Holdings Ltd.
		6.88%, 07/08/20 (s) Reg S	392,174
	150,000	Crown Newco 3 Plc
		8.88%, 03/11/15 (c) Reg S	235,896
	100,000	Elli Finance UK Plc
		8.75%, 06/15/15 (c) Reg S	151,676
USD	200,000	EnQuest Plc
		7.00%, 04/15/17 (c) 144A	115,500
GBP	295,000	Enterprise Inns
		6.50%, 12/06/18	464,106
USD	100,000	Ferrexpo Finance Plc
		7.88%, 04/07/16 144A	77,000
GBP	135,000	Gala Group Finance Plc
		8.88%, 03/11/15 (c) Reg S	212,388
	340,000	HBOS Capital Funding LP
		6.46%, 11/30/18 (c) Reg S	543,966
	200,000	Heathrow Finance Plc
		7.13%, 03/01/17 Reg S	327,029
USD	350,000	Ineos Finance Plc
		8.38%, 03/12/15 (c) 144A	373,625
	300,000	Inmarsat Finance Plc
		4.88%, 05/15/17 (c) 144A	300,375
EUR	150,000	International Personal Finance Plc
		5.75%, 04/07/21 Reg S	163,343
GBP	200,000	Investec Bank Plc
		9.63%, 02/17/22 Reg S	363,081
		Jaguar Land Rover Plc
	200,000	5.00%, 02/15/22 144A	323,620
	200,000	8.25%, 03/15/16 (c) Reg S	333,420
USD	300,000	KCA Deutag Finance Plc
		7.25%, 05/15/17 (c) 144A	209,250
EUR	225,000	Kerling Plc
		10.63%, 03/11/15 (c) Reg S	256,123
GBP	100,000	Ladbrokes Group Finance Plc
		5.13%, 09/16/22 Reg S	153,945
		Lloyds TSB Bank Plc
	139,000	10.75%, 12/16/16 (c) Reg S	242,419
USD	350,000	12.00%, 12/16/24 (c) 144A	501,375
GBP	100,000	Lowell Group Financing Plc
		5.88%, 04/01/16 (c) Reg S	138,926
		Lynx I Corp.
	141,000	6.00%, 04/15/17 (c) 144A	224,474
	500,000	6.00%, 04/15/17 (c) Reg S	796,007
	200,000	Lynx II Corp.
		7.00%, 04/15/18 (c) 144A	327,640
	100,000	Matalan Finance Plc
		6.88%, 05/30/16 (c) 144A	147,937
EUR	150,000	NBG Finance Plc
		4.38%, 04/30/19 Reg S	108,304
GBP	200,000	New Look Bondco I Plc
		8.75%, 05/14/15 (c) Reg S	316,919
	100,000	Odeon & UCI Finco Plc
		9.00%, 02/19/15 (c) Reg S	147,937
	150,000	Old Mutual Plc
		8.00%, 06/03/21 Reg S	262,194
USD	200,000	Oschadbank
		8.88%, 03/20/18 Reg S	94,577
EUR	500,000	OTE Plc
		4.63%, 05/20/16	552,968
USD	200,000	Polyus Gold International Ltd.
		5.63%, 04/29/20 144A	171,000
EUR	200,000	PPC Finance Plc
		5.50%, 05/01/16 (c) Reg S	164,190
	167,000	ProSecure Funding LP
		4.67%, 06/30/16	195,974
GBP	120,000	R&R Ice Cream Plc
		5.50%, 05/15/16 (c) Reg S	175,924
EUR	282,000	Rexam Plc
		6.75%, 06/29/17 (c) Reg S	321,803
		Royal Bank of Scotland Group Plc
	300,000	3.63%, 03/25/19 (c) Reg S	348,585
	250,000	4.35%, 01/23/17	298,450
	326,000	4.63%, 09/22/16 (c)	379,983
USD	300,000	5.13%, 05/28/24	317,528
	900,000	6.13%, 12/15/22	1,016,272
EUR	400,000	6.93%, 04/09/18	519,562
USD	400,000	9.50%, 03/16/17 (c) Reg S	452,758
GBP	100,000	Stretford 79 Plc
		6.75%, 07/15/19 (c) Reg S	111,192
EUR	300,000	Tesco Corporate Treasury Services Plc
		1.38%, 07/01/19 Reg S	329,347
GBP	750,000	Tesco Plc
		6.13%, 02/24/22	1,272,257
	100,000	Thames Water Kemble Finance Plc
		7.75%, 04/01/19 Reg S	164,188
EUR	200,000	Thomas Cook Finance Plc
		7.75%, 06/15/16 (c) Reg S	236,924
GBP	100,000	Towergate Finance Plc
		10.50%, 03/11/15 (c) Reg S	21,778
USD	350,000	Tullow Oil Plc
		6.00%, 11/01/16 (c) 144A	297,500
GBP	200,000	Twinkle Pizza Plc
		6.63%, 08/01/17 (c) Reg S	310,751
USD	150,000	Ukreximbank
		8.38%, 04/27/15 Reg S	102,000
	800,000	Vedanta Resources Plc
		6.00%, 01/31/19 † 144A	720,000
	50,000	Virgin Media Finance Plc
		4.88%, 02/15/22	47,525
GBP	100,000	Voyage Care Bondco Plc
		6.50%, 03/11/15 (c) Reg S	154,884
	250,000	William Hill Plc
		4.25%, 06/05/20 Reg S	375,475
			21,184,300
United States: 3.8%
USD	740,000	Alcatel-Lucent USA, Inc.
		6.45%, 03/15/29	717,800
	200,000	Ashtead Capital, Inc.
		6.50%, 07/15/17 (c) 144A	217,000
	235,000	Calfrac Holdings LP
		7.50%, 12/01/15 (c) 144A	202,100
	63,574	CEDC Finance Corporation International, Inc.
		10.00%, 03/12/15 (c)	47,998
		Cemex Finance LLC
	650,000	6.00%, 04/01/19 (c) 144A	613,600
	800,000	9.38%, 10/12/17 (c) 144A	884,760
	400,000	Deutsche Bank Capital Funding Trust
		5.63%, 01/19/16 (c) † Reg S	410,000
	875,000	Fresenius Medical Care US Finance, Inc.
		5.75%, 02/15/21 144A	971,250
	775,000	JBS USA LLC / JBS USA Finance, Inc.
		7.25%, 06/01/15 (c) 144A	802,125
	655,000	RBS Capital Trust II
		6.43%, 01/03/34 (c)	717,225
	400,000	UBS Preferred Funding Trust
		6.24%, 05/15/16 (c) †	416,058
			5,999,916
Venezuela: 1.5%
	370,000	C.A. La Electricidad De Caracas
		8.50%, 04/10/18 Reg S	117,475
		Petroleos de Venezuela SA
	1,580,000	5.38%, 04/12/27 Reg S	484,902
	345,000	5.50%, 04/12/37 Reg S	103,828
	400,000	6.00%, 05/16/24 144A	126,800
	1,225,000	8.50%, 11/02/17 Reg S	703,150
	390,000	8.50%, 11/02/17 144A	223,860
	90,000	9.00%, 11/17/21 Reg S	32,078
	825,000	9.00%, 11/17/21 † 144A	294,051
	700,000	9.75%, 05/17/35 144A	251,090
	180,000	12.75%, 02/17/22 † 144A	76,302
			2,413,536
Total Corporate Bonds (Cost: $172,561,988)			155,028,737
GOVERNMENT OBLIGATIONS: 0.8%
Azerbaijan: 0.2%
	400,000	State Oil Company of the Azerbaijan Republic
		4.75%, 03/13/23 Reg S	365,037
Costa Rica: 0.2%
	300,000	Instituto Costarricense de Electricidad
		6.95%, 11/10/21 Reg S	315,219
India: 0.1%
	200,000	State Bank of India
		6.44%, 05/15/17 (c) Reg S	200,293
Turkey: 0.3%
	400,000	Export Credit Bank of Turkey
		5.88%, 04/24/19 Reg S	428,500
Total Government Obligations (Cost: $1,345,773)			1,309,049

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $547,353)
	547,353	Dreyfus Government Cash Management Fund	547,353
Total Investments Before Collateral for Securities Loaned: 98.2% (Cost: $174,455,114)			156,885,139

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.7%
Repurchase Agreements: 7.7%
USD	616,173	Repurchase agreement dated 1/30/15 with BNP Paribas Securities Corp., 0.08%, due 2/2/15, proceeds $616,177; (collateralized by various U.S. government and agency obligations, 2.38% to 4.00%, due 9/1/25 to 1/20/45, valued at $628,496 including accrued interest)	616,173

	2,928,946	Repurchase agreement dated 1/30/15 with Citigroup Global Markets, Inc., 0.08%, due 2/2/15, proceeds $2,928,966; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 2/2/18 to 2/15/50, valued at $2,987,525 including accrued interest)	2,928,946

	2,928,946	Repurchase agreement dated 1/30/15 with Credit Agricole CIB, 0.08%, due 2/2/15, proceeds $2,928,966; (collateralized by various U.S. government and agency obligations, 3.00% to 5.50%, due 11/1/25 to 10/20/62, valued at $2,987,525 including accrued interest)	2,928,946

	2,928,946	Repurchase agreement dated 1/30/15 with HSBC Securities USA, Inc., 0.05%, due 2/2/15, proceeds $2,928,958; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 2/9/15 to 7/15/32, valued at $2,987,528 including accrued interest)	2,928,946

	2,928,946	Repurchase agreement dated 1/30/15 with Mizuho Securities USA, Inc., 0.08%, due 2/2/15, proceeds $2,928,966; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/12/15 to 1/20/45, valued at $2,989,203 including accrued interest)	2,928,946

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $12,331,957)			12,331,957
Total Investments: 105.9% (Cost: $186,787,071)			169,217,096
Liabilities in excess of other assets: (5.9)%			(9,392,440)
NET ASSETS: 100.0%			$159,824,656

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,675,496.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $55,993,625, or 35.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	9.6%	$15,104,727
Communications	18.4	28,905,862
Consumer, Cyclical	10.7	16,801,649
Consumer, Non-cyclical	7.4	11,597,094
Diversified	1.0	1,538,343
Energy	6.4	10,035,901
Financial	27.4	42,938,779
Government	0.8	1,309,049
Industrial	11.9	18,624,320
Technology	0.7	1,030,638
Utilities	5.4	8,451,424
Money Market Fund	0.3	547,353
	100.0%	$156,885,139

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$155,028,737	$—	$155,028,737
Government Obligations*	—	1,309,049	—	1,309,049
Money Market Fund	547,353	—	—	547,353
Repurchase Agreements	—	12,331,957	—	12,331,957
Total	$547,353	$168,669,743	$—	$169,217,096

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.6%
Australia: 6.0%
	Australia & New Zealand Banking Group Ltd.
$475,000	0.43%, 05/07/15 Reg S	$475,254
425,000	0.43%, 05/07/15 144A	425,227
130,000	BHP Billiton Finance USA Ltd.
	0.51%, 09/30/16	130,053
1,100,000	Commonwealth Bank of Australia
	0.75%, 09/20/16 144A	1,105,074
600,000	Macquarie Bank Ltd.
	1.05%, 03/24/17 144A	602,839
	National Australia Bank Ltd.
300,000	0.54%, 06/30/17 144A	299,782
325,000	0.81%, 07/25/16	326,556
	Westpac Banking Corp.
50,000	0.56%, 05/19/17	50,005
550,000	0.60%, 12/01/17	549,759
500,000	0.66%, 11/25/16	501,206
900,000	0.99%, 07/30/18	907,288
100,000	1.01%, 09/25/15	100,483
200,000	1.06%, 07/17/15 144A	200,695
		5,674,221
British Virgin Islands: 1.9%
600,000	CNPC General Capital Ltd.
	1.13%, 05/14/17 144A	601,275
	Sinopec Group Overseas Development 2014 Ltd.
650,000	1.03%, 04/10/17 144A	646,130
600,000	1.17%, 04/10/19 144A	593,771
		1,841,176
Canada: 7.9%
550,000	Bank of Montreal
	0.77%, 07/15/16	552,754
	Bank of Nova Scotia
100,000	0.64%, 03/15/16	100,398
885,000	0.68%, 09/11/15	887,166
225,000	0.77%, 07/15/16	226,192
175,000	Canadian Imperial Bank of Commerce
	0.78%, 07/18/16	175,881
400,000	Enbridge, Inc.
	0.68%, 06/02/17	394,634
	Royal Bank of Canada
150,000	0.46%, 04/29/15	150,085
735,000	0.61%, 03/08/16	737,519
750,000	0.70%, 09/09/16	753,046
	Toronto-Dominion Bank
1,750,000	0.47%, 05/02/17	1,749,804
1,490,000	0.80%, 04/30/18	1,497,489
210,000	TransCanada PipeLines Ltd.
	0.94%, 06/30/16	210,666
		7,435,634
Chile: 0.4%
400,000	Banco Santander Chile
	1.15%, 04/11/17 144A	398,475
China / Hong Kong: 0.2%
150,000	Industrial & Commercial Bank of China Ltd.
	1.42%, 11/13/17	150,960
France: 3.8%
250,000	Banque Federative du Credit Mutuel SA
	1.11%, 01/20/17 144A	251,572
	BNP Paribas SA
100,000	0.69%, 05/07/17	100,077
250,000	0.83%, 12/12/16	250,713
	BPCE SA
500,000	0.87%, 06/17/17	500,747
375,000	1.51%, 04/25/16	378,849
	Credit Agricole SA
800,000	0.78%, 06/12/17 144A	799,797
500,000	1.05%, 04/15/19 144A	504,266
300,000	Electricite de France SA
	0.72%, 01/20/17 144A	301,085
550,000	Total Capital International SA
	0.80%, 08/10/18	552,388
		3,639,494
Germany: 0.8%
	Deutsche Bank AG
250,000	0.71%, 05/30/17	250,024
530,000	0.84%, 02/13/17	531,540
		781,564
Japan: 2.4%
525,000	Mizuho Bank Ltd.
	0.70%, 09/25/17 144A	525,738
	Sumitomo Mitsui Banking Corp.
650,000	0.57%, 07/11/17	647,540
100,000	0.60%, 05/02/17	100,011
175,000	0.68%, 01/10/17	174,945
250,000	Sumitomo Mitsui Trust Bank Ltd.
	1.02%, 09/16/16 144A	251,505
	The Bank of Tokyo-Mitsubishi UFJ Ltd.
200,000	0.65%, 03/10/17 144A	200,185
375,000	0.68%, 02/26/16 144A	375,620
		2,275,544
Mexico: 0.2%
150,000	America Movil SAB de CV
	1.24%, 09/12/16	151,277
Netherlands: 6.6%
500,000	ABN AMRO Bank NV
	1.06%, 10/28/16 Reg S	503,482
250,000	Bank Nederlandse Gemeenten
	0.43%, 07/18/16 Reg S	250,548
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
300,000	0.59%, 04/28/17 †	299,817
700,000	0.72%, 03/18/16	702,780
	ING Bank NV
150,000	1.19%, 03/07/16 144A	150,761
275,000	1.89%, 09/25/15 144A	277,661
	Nederlandse Waterschapsbank NV
750,000	0.46%, 10/18/16 144A	752,338
905,000	0.46%, 02/14/18 144A	909,765
200,000	0.51%, 05/23/15 144A	200,173
	Petrobras Global Finance BV
100,000	1.85%, 05/20/16	92,750
750,000	2.39%, 01/15/19	641,250
550,000	2.60%, 03/17/17	503,250
300,000	3.12%, 03/17/20	253,875
482,000	Shell International Finance BV
	0.44%, 11/15/16	482,468
200,000	Volkswagen International Finance NV
	0.67%, 11/18/16 † 144A	200,515
		6,221,433
Norway: 1.1%
1,071,000	Statoil ASA
	0.52%, 05/15/18	1,067,015
South Korea: 1.3%
	Export-Import Bank of Korea
50,000	1.00%, 01/14/17	50,283
50,000	1.09%, 09/17/16	50,244
200,000	Hyundai Capital Services, Inc.
	1.04%, 03/18/17 144A	199,722
	Kookmin Bank
200,000	1.13%, 01/27/17 144A	201,370
50,000	1.50%, 10/11/16 144A	50,563
250,000	Korea Development Bank
	0.88%, 01/22/17	249,995
400,000	Shinhan Bank
	0.90%, 04/08/17 144A	401,148
		1,203,325
Spain: 0.3%
300,000	Telefonica Emisiones SAU
	0.90%, 06/23/17	299,390
Sweden: 0.8%
250,000	Nordea Bank AB
	0.62%, 04/04/17 144A	250,394
475,000	Svenska Handelsbanken AB
	0.70%, 03/21/16	476,918
		727,312
Switzerland: 1.9%
1,350,000	Credit Suisse
	0.72%, 05/26/17	1,348,277
400,000	UBS AG
	0.87%, 08/14/19	403,292
		1,751,569
United Kingdom: 2.1%
200,000	Barclays Bank Plc
	0.81%, 02/17/17	200,463
800,000	BP Capital Markets Plc
	0.88%, 09/26/18	793,574
400,000	HSBC Bank Plc
	0.87%, 05/15/18 144A	401,620
125,000	Rio Tinto Finance USA Plc
	1.08%, 06/17/16	125,453
400,000	Standard Chartered Plc
	0.57%, 09/08/17 144A	398,194
100,000	Vodafone Group Plc
	0.62%, 02/19/16	100,064
		2,019,368
United States: 61.9%
100,000	AbbVie, Inc.
	0.99%, 11/06/15	100,350
	American Express Credit Corp.
1,300,000	0.50%, 06/05/17	1,297,718
1,200,000	0.79%, 03/18/19	1,197,294
	American Honda Finance Corp.
250,000	0.55%, 12/11/17	250,454
590,000	0.61%, 05/26/16 144A	592,012
200,000	0.75%, 10/07/16	201,012
500,000	Amgen, Inc.
	0.61%, 05/22/17	499,253
	Apple, Inc.
400,000	0.28%, 05/03/16	400,124
750,000	0.30%, 05/05/17	748,570
1,250,000	0.48%, 05/03/18	1,251,006
750,000	0.53%, 05/06/19	751,103
550,000	AT&T, Inc.
	0.62%, 02/12/16	550,285
	Bank of America Corp.
1,200,000	0.51%, 10/14/16	1,197,103
150,000	1.07%, 03/22/16	150,589
1,350,000	1.29%, 01/15/19	1,362,730
1,250,000	1.32%, 03/22/18	1,260,624
350,000	Bank of America NA
	0.52%, 06/15/16	347,840
165,000	Berkshire Hathaway Finance Corp.
	0.40%, 01/10/17	165,043
610,000	Chevron Corp.
	0.40%, 11/15/17	610,753
875,000	Cisco Systems, Inc.
	0.51%, 03/03/17	874,350
	Citigroup, Inc.
912,000	0.51%, 06/09/16	904,657
600,000	0.75%, 05/01/17	598,736
800,000	1.22%, 07/25/16	804,756
1,666,000	1.93%, 05/15/18	1,717,824
	Daimler Finance North America LLC
300,000	0.59%, 03/10/17 144A	299,586
150,000	0.91%, 08/01/16 144A	150,813
	Exxon Mobil Corp.
300,000	0.28%, 03/15/17	299,643
500,000	0.39%, 03/15/19	499,679
	Ford Motor Credit Co. LLC
600,000	1.04%, 01/17/17	600,172
550,000	1.07%, 03/12/19	545,489
	General Electric Capital Corp.
675,000	0.40%, 02/15/17	669,262
932,000	0.61%, 05/05/26	871,917
160,000	0.76%, 01/14/19	160,027
945,000	1.24%, 03/15/23	951,196
500,000	Glencore Funding LLC
	1.61%, 01/15/19 144A	503,550
	Goldman Sachs Group, Inc.
200,000	0.66%, 07/22/15	199,985
2,124,000	0.70%, 03/22/16	2,121,810
500,000	0.86%, 06/04/17	498,839
700,000	1.04%, 12/15/17	701,469
1,000,000	1.33%, 11/15/18	1,010,169
331,000	1.84%, 11/29/23	341,520
500,000	Hewlett-Packard Co.
	1.19%, 01/14/19	494,345
522,000	HSBC Finance Corp.
	0.66%, 06/01/16	521,292
	International Business Machines Corp.
450,000	0.21%, 02/04/15	450,004
850,000	0.60%, 02/12/19	853,207
250,000	John Deere Capital Corp.
	0.36%, 06/15/15	250,078
200,000	Johnson & Johnson
	0.31%, 11/28/16	200,233
	JPMorgan Chase Bank
400,000	0.57%, 06/13/16	396,273
849,000	0.85%, 02/26/16	850,857
2,900,000	1.16%, 01/25/18	2,925,401
	Merck & Co., Inc.
100,000	0.42%, 05/18/16	100,183
750,000	0.59%, 05/18/18	751,593
1,050,000	Metropolitan Life Global Funding I
	0.63%, 04/10/17 144A	1,053,258
	Morgan Stanley
1,100,000	0.71%, 10/18/16	1,097,360
300,000	1.00%, 07/23/19	297,312
300,000	0.97%, 01/05/18 †	299,692
1,200,000	1.54%, 04/25/18	1,216,205
500,000	National City Bank
	0.60%, 06/07/17	497,993
730,000	NBCUniversal Enterprise, Inc.
	0.94%, 04/15/18 144A	732,098
175,000	New York Life Global Funding
	0.61%, 05/23/16 144A	175,628
200,000	Nissan Motor Acceptance Corp.
	0.95%, 09/26/16 144A	201,023
	Oracle Corp.
850,000	0.45%, 07/07/17	850,271
350,000	0.76%, 10/08/19	351,515
550,000	0.83%, 01/15/19	554,195
250,000	PepsiCo., Inc.
	0.44%, 02/26/16	250,332
	Pfizer, Inc.
360,000	0.38%, 05/15/17	359,629
450,000	0.54%, 06/15/18	449,934
175,000	PNC Bank NA
	0.57%, 04/29/15 (c)	175,108
150,000	Procter & Gamble Co.
	0.31%, 11/04/16	149,465
400,000	Roche Holdings, Inc.
	0.60%, 09/30/19 144A	399,894
385,000	The Bank of New York Mellon Corp.
	0.79%, 08/01/18	386,260
1,800,000	The Bear Stearns Cos, LLC
	0.62%, 11/21/16	1,797,257
250,000	The Coca-Cola Co.
	0.33%, 11/01/16	250,326
1,650,000	The Goldman Sachs Group, Inc.
	1.45%, 04/30/18	1,671,339
100,000	The Kroger Co.
	0.79%, 10/17/16	99,990
	Toyota Motor Credit Corp.
350,000	0.39%, 03/10/15	350,060
175,000	0.52%, 05/17/16	175,506
100,000	United Technologies Corp.
	0.73%, 06/01/15	100,177
	Verizon Communications, Inc.
100,000	0.44%, 03/06/15 144A	100,008
2,550,000	0.64%, 06/09/17	2,547,266
150,000	1.01%, 06/17/19	150,863
500,000	1.99%, 09/14/18	520,333
600,000	Volkswagen Group of America Finance LLC
	0.67%, 11/20/17 144A	600,574
2,600,000	Wachovia Corp.
	0.51%, 06/15/17	2,591,241
120,000	Walgreens Boots Alliance. Inc.
	0.68%, 05/18/16	120,053
350,000	Wells Fargo & Co.
	0.53%, 06/02/17	349,387
1,600,000	Wells Fargo Bank
	0.89%, 04/23/18	1,603,392
		58,577,722
Total Floating Rate Notes (Cost: $94,383,674)		94,215,479

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $355,893)
355,893	Dreyfus Government Cash Management Fund	355,893
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $94,739,567)		94,571,372

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.9% (Cost: $818,036)
Repurchase Agreement: 0.9%
$818,036	Repurchase agreement dated 1/30/15 with Mizuho Securities USA, Inc., 0.08%, due 2/2/15, proceeds $818,041; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/12/15 to 1/20/45, valued at $834,865 including accrued interest)	818,036

Total Investments: 100.9% (Cost: $95,557,603)		95,389,408
Liabilities in excess of other assets: (0.9)%		(819,601)
NET ASSETS: 100.0%		$94,569,807

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $800,024.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $17,285,704, or 18.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.8%	$759,056
Communications	6.4	6,025,934
Consumer, Cyclical	4.7	4,486,991
Consumer, Non-cyclical	3.8	3,611,182
Energy	8.7	8,243,121
Financial	67.3	63,632,988
Government	0.1	100,527
Industrial	0.4	350,255
Technology	7.1	6,704,340
Utilities	0.3	301,085
Money Market Fund	0.4	355,893
	100.0%	$94,571,372

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$94,215,479	$—	$94,215,479
Money Market Fund	355,893	—	—	355,893
Repurchase Agreement	—	818,036	—	818,036
Total	$355,893	$95,033,515	$—	$95,389,408

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015

See Notes to Schedules of Investments

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 100.2%
United States: 100.2%
623,958	American Capital Agency Corp.	$13,446,295
153,614	American Capital Mortgage Investment Corp.	2,863,365
1,714,947	Annaly Capital Management, Inc.	18,109,840
312,853	Anworth Mortgage Asset Corp.	1,623,707
126,162	Apollo Commercial Real Estate Finance, Inc.	2,085,458
1,060,814	ARMOUR Residential REIT, Inc.	3,511,295
183,210	Blackstone Mortgage Trust, Inc.	5,349,732
277,862	Capstead Mortgage Corp.	3,339,901
1,821,923	Chimera Investment Corp.	5,720,838
249,426	Colony Financial, Inc.	6,248,121
481,045	CYS Investments, Inc.	4,252,438
171,972	Dynex Capital, Inc.	1,439,406
247,106	Hatteras Financial Corp.	4,492,387
335,758	Invesco Mortgage Capital, Inc.	5,150,528
667,449	MFA Financial, Inc.	5,232,800
416,143	New Residential Investment Corp.	5,305,823
344,699	New York Mortgage Trust, Inc. †	2,667,970
215,493	Newcastle Investment Corp.	954,634
209,895	PennyMac Mortgage Investment Trust	4,724,737
230,745	RAIT Financial Trust	1,626,752
126,517	Redwood Trust, Inc. †	2,521,484
396,648	Resource Capital Corp.	1,915,810
370,482	Starwood Property Trust, Inc.	8,865,634
662,591	Two Harbors Investment Corp.	6,837,939
Total Real Estate Investment Trusts (Cost: $134,211,976)		118,286,894

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
Repurchase Agreements: 3.0%
$1,000,000	Repurchase agreement dated 1/30/15 with Citigroup Global Markets, Inc., 0.08%, due 2/2/15, proceeds $1,000,002; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 1/12/18 to 2/1/45, valued at $1,020,000 including accrued interest)	1,000,000

1,000,000	Repurchase agreement dated 1/30/15 with HSBC Securities USA, Inc., 0.05%, due 2/2/15, proceeds $1,000,001; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 2/9/15 to 7/15/32, valued at $1,020,001 including accrued interest)	1,000,000

509,861	Repurchase agreement dated 1/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.07%, due 2/2/15, proceeds $509,862; (collateralized by various U.S. government and agency obligations, 0.00% to 5.38%, due 7/30/15 to 9/20/44, valued at $520,058 including accrued interest)	509,861

1,000,000	Repurchase agreement dated 1/30/15 with Mizuho Securities USA, Inc., 0.08%, due 2/2/15, proceeds $1,000,002; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/12/15 to 1/20/45, valued at $1,020,573 including accrued interest)	1,000,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,509,861)		3,509,861
Total Investments: 103.2% (Cost: $137,721,837)		121,796,755
Liabilities in excess of other assets: (3.2)%		(3,731,418)
NET ASSETS: 100.0%		$118,065,337

†	Security fully or partially on loan. Total market value of securities on loan is $3,279,345.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	100.0%	$118,286,894

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$118,286,894	$—	$—	$118,286,894
Repurchase Agreements	—	3,509,861	—	3,509,861
Total	$118,286,894	$3,509,861	$—	$121,796,755

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 100.1%
Basic Materials: 6.0%
124,349	Alcoa, Inc.
	5.38%, 10/01/17	$6,217,450
447,659	ArcelorMittal
	6.00%, 01/15/16	6,983,480
145,489	Cliffs Natural Resources, Inc.
	7.00%, 02/01/16	907,851
		14,108,781
Communications: 13.7%
57,202	Comcast Corp.
	5.00%, 12/15/17 (c)	1,452,931
	Qwest Corp.
154,195	6.13%, 06/01/18 (c)	3,780,861
99,481	6.88%, 10/01/19 (c)	2,621,324
104,454	7.00%, 04/01/17 (c) †	2,731,472
79,584	7.00%, 07/01/17 (c) †	2,086,692
131,562	7.38%, 06/01/16 (c)	3,514,021
114,402	7.50%, 09/15/16 (c)	3,089,998
59,688	Telephone & Data Systems, Inc.
	7.00%, 03/15/16 (c)	1,513,091
99,481	T-Mobile US, Inc.
	5.50%, 12/15/17	5,673,401
	United States Cellular Corp.
68,044	6.95%, 05/15/16 (c)	1,711,307
54,714	7.25%, 12/08/19 (c)	1,378,246
99,481	Verizon Communications, Inc.
	5.90%, 02/15/19 (c)	2,642,215
		32,195,559
Consumer, Non-cyclical: 8.1%
	CHS, Inc.
97,988	6.75%, 09/30/24 (c)	2,470,277
83,562	7.10%, 03/31/24 (c)	2,185,146
102,002	7.50%, 01/21/25 (c)	2,707,133
56,301	7.88%, 09/26/23 (c) †	1,580,932
61,040	8.00%, 07/18/23 (c) †	1,866,603
53,910	National Healthcare Corp.
	0.80%, 11/01/15 (c) †	837,761
149,219	Tyson Foods, Inc.
	4.75%, 07/15/17	7,381,864
		19,029,716
Energy: 4.8%
80,081	NuStar Logistics LP
	7.63%, 01/15/18 (c)	2,086,110
170,003	Southwestern Energy Co.
	6.25%, 01/15/18	9,222,663
		11,308,773
Government: 1.3%
	Tennessee Valley Authority
64,397	3.83%, 06/01/15 (p) †	1,589,318
53,687	3.96%, 05/01/15 (p) †	1,340,564
		2,929,882
Industrial: 5.9%
	Seaspan Corp.
68,641	6.38%, 04/30/19	1,726,321
69,635	9.50%, 01/30/16 (c) †	1,850,202
149,219	Stanley Black & Decker, Inc.
	5.75%, 07/25/17 (c)	3,822,991
109,428	United Technologies Corp.
	7.50%, 08/01/15	6,559,114
		13,958,628
Real Estate Investment Trusts: 32.2%
213,750	American Realty Capital Properties, Inc.
	6.70%, 01/03/19 (c) †	4,931,212
	Annaly Capital Management, Inc.
91,520	7.50%, 09/13/17 (c)	2,322,778
59,688	7.63%, 05/16/17 (c)	1,513,688
90,279	CBL & Associates Properties, Inc.
	7.38%, 03/11/15 (c)	2,329,198
50,139	Colony Financial, Inc.
	8.50%, 03/20/17 (c)	1,328,684
	Digital Realty Trust, Inc.
49,740	5.88%, 04/09/18 (c) †	1,207,190
57,202	7.00%, 09/15/16 (c)	1,485,536
72,619	7.38%, 03/26/19 (c)	1,976,689
54,714	Equity Commonwealth
	7.25%, 05/15/16 (c)	1,406,697
64,068	FelCor Lodging Trust, Inc.
	1.95%, 12/31/49	1,623,483
49,740	General Growth Properties, Inc.
	6.38%, 02/13/18 (c)	1,279,810
57,202	Hatteras Financial Corp.
	7.63%, 08/27/17 (c)	1,387,149
	Health Care REIT, Inc.
57,202	6.50%, 03/07/17 (c) †	1,534,730
71,501	6.50%, 12/31/49	5,087,296
57,699	Hospitality Properties Trust
	7.13%, 01/15/17 (c)	1,551,526
79,584	Kimco Realty Corp.
	6.00%, 03/20/17 (c)	2,066,001
	National Retail Properties, Inc.
57,202	5.70%, 05/30/18 (c)	1,417,466
57,202	6.63%, 02/23/17 (c)	1,509,561
	NorthStar Realty Finance Corp.
69,630	8.25%, 03/11/15 (c) †	1,783,921
49,740	8.75%, 05/15/19 (c) †	1,303,685
69,635	PS Business Parks, Inc.
	6.00%, 05/14/17 (c)	1,773,603
	Public Storage
99,481	5.20%, 01/16/18 (c) †	2,433,305
98,485	5.38%, 09/20/17 (c) †	2,413,867
57,202	5.63%, 06/15/17 (c) †	1,452,359
92,019	5.75%, 03/13/17 (c)	2,346,485
91,520	5.90%, 01/12/17 (c)	2,354,810
57,202	6.00%, 06/04/19 (c)	1,477,528
96,993	6.35%, 07/26/16 (c) †	2,576,134
56,703	6.38%, 03/17/19 (c)	1,521,341
74,611	6.50%, 04/14/16 (c) †	2,021,212
81,325	Realty Income Corp.
	6.63%, 02/15/17 (c) †	2,175,444
49,740	Regency Centers Corp.
	6.63%, 02/16/17 (c)	1,294,235
69,635	Senior Housing Properties Trust
	5.63%, 08/01/17 (c)	1,740,875
51,481	Ventas Realty LP
	5.45%, 03/07/18 (c)	1,315,340
	Vornado Realty Trust
59,688	5.40%, 01/25/18 (c)	1,464,744
59,688	5.70%, 07/18/17 (c)	1,507,719
53,718	6.63%, 03/11/15 (c)	1,377,867
54,714	Wells Fargo Real Estate Investment Corp.
	6.38%, 12/11/19 (c)	1,429,130
68,641	Weyerhaeuser Co.
	6.38%, 07/01/16	3,961,959
		75,684,257
Reinsurance: 4.5%
54,714	Aspen Insurance Holdings Ltd.
	5.95%, 07/01/23 (c)	1,380,434
79,584	Axis Capital Holdings Ltd.
	6.88%, 04/15/17 (c) †	2,164,685
	PartnerRe Ltd.
49,740	5.88%, 03/01/18 (c)	1,254,940
74,362	7.25%, 06/01/16 (c) †	2,021,159
79,584	Reinsurance Group of America, Inc.
	6.20%, 09/15/22 (c)	2,304,753
54,714	RenaissanceRe Holdings Ltd.
	5.38%, 06/01/18 (c) †	1,336,663
		10,462,634
Technology: 1.0%
84,558	Pitney Bowes, Inc.
	6.70%, 03/07/18 (c)	2,295,750

Utilities: 22.6%
51,481	AES Trust III
	6.75%, 03/09/15 (c)	2,611,631
49,740	BGE Capital Trust II
	6.20%, 03/11/15 (c) †	1,257,427
	Dominion Resources, Inc.
54,714	6.00%, 07/01/16	3,314,574
54,714	6.13%, 04/01/16	3,296,519
99,481	6.38%, 07/01/17	5,145,157
55,709	DTE Energy Co.
	6.50%, 12/01/16 (c) †	1,500,800
99,481	Duke Energy Corp.
	5.13%, 01/15/18 (c)	2,471,108
114,402	Exelon Corp.
	6.50%, 06/01/17 †	5,990,089
59,688	FPL Group Capital Trust I
	5.88%, 03/11/15 (c) †	1,535,772
79,584	Integrys Energy Group, Inc.
	6.00%, 08/01/23 (c)	2,177,418
	NextEra Energy Capital Holdings, Inc.
89,531	5.00%, 01/15/18 (c)	2,098,607
99,481	5.13%, 11/15/17 (c) †	2,419,378
69,635	5.63%, 06/15/17 (c) †	1,764,551
79,584	5.70%, 03/01/17 (c)	2,057,246
	NextEra Energy, Inc.
49,740	5.80%, 09/01/16 †	2,894,868
64,661	5.89%, 09/01/15	4,448,030
89,531	PPL Capital Funding, Inc.
	5.90%, 04/30/18 (c) †	2,283,041
94,505	SCE Trust I
	5.63%, 06/15/17 (c) †	2,396,647
79,584	SCE Trust II
	5.10%, 03/15/18 (c)	1,907,628
54,714	SCE Trust III
	5.75%, 03/15/24 (c)	1,497,522
		53,068,013
Total Preferred Securities (Cost: $235,602,753)		235,041,993

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.5%
Repurchase Agreements: 5.5%
$3,075,871	Repurchase agreement dated 1/30/15 with Citigroup Global Markets, Inc., 0.08% due 2/2/15, proceeds $3,075,892; (collateralized by various U.S. government and agency obligations, 0.00% to 6.00%, due 1/12/18 to 2/15/50, valued at $3,137,388 including accrued interest)	3,075,871

3,075,871	Repurchase agreement dated 1/30/15 with Credit Agricole CIB, 0.08% due 2/2/15, proceeds $3,075,892; (collateralized by various U.S. government and agency obligations, 3.00% to 5.50%, due 11/1/25 to 1/20/45, valued at $3,137,388 including accrued interest)	3,075,871

3,075,871	Repurchase agreement dated 1/30/15 with HSBC Securities USA, Inc., 0.05% due 2/2/15, proceeds $3,075,884; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 2/9/15 to 7/15/32, valued at $3,137,391 including accrued interest)	3,075,871

3,075,871	Repurchase agreement dated 1/30/15 with Mizuho Securities USA, Inc., 0.08% due 2/2/15, proceeds $3,075,892; (collateralized by various U.S. government and agency obligations, 0.00% to 4.50%, due 2/12/15 to 1/20/45, valued at $3,139,150 including accrued interest)	3,075,871

647,529	Repurchase agreement dated 1/30/15 with RBC Capital Markets LLC, 0.08% due 2/2/15, proceeds $647,533; (collateralized by various U.S. government and agency obligations, 1.31% to 5.50%, due 11/1/24 to 5/1/50, valued at $660,480 including accrued interest)	647,529

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $12,951,013)		12,951,013
Total Investments: 105.6% (Cost: $248,553,766)		247,993,006
Liabilities in excess of other assets: (5.6)%		(13,043,930)
NET ASSETS: 100.0%		$234,949,076

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $12,449,559.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	6.0%	$14,108,781
Communications	13.7	32,195,559
Consumer, Non-cyclical	8.1	19,029,716
Energy	4.8	11,308,773
Financial	1.6	3,758,328
Government	1.2	2,929,882
Industrial	5.9	13,958,628
Real Estate Investment Trusts	30.6	71,925,929
Reinsurance	4.5	10,462,634
Technology	1.0	2,295,750
Utilities	22.6	53,068,013
	100.0%	$235,041,993

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$235,041,993	$—	$—	$235,041,993
Repurchase Agreements	—	12,951,013	—	12,951,013
Total	$235,041,993	$12,951,013	$—	$247,993,006

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended January 31, 2015.

See Notes to Schedules of Investments

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2015 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 96.1%
Basic Materials: 2.2%
$50,000	Alcoa, Inc.
	5.90%, 02/01/27	$56,658
25,000	Ashland, Inc.
	4.75%, 05/15/22 (c)	25,550
25,000	Hexion US Finance Corp.
	6.63%, 04/15/15 (c)	23,609
		105,817
Communications: 22.2%
25,000	Alcatel-Lucent USA, Inc.
	6.45%, 03/15/29	24,250
40,000	Cablevision Systems Corp.
	8.63%, 09/15/17	44,600
90,000	CCO Holdings LLC
	5.75%, 07/15/18 (c)	91,462
40,000	CenturyLink, Inc.
	5.80%, 03/15/22	42,300
40,000	Cequel Communications Holdings I LLC
	6.38%, 09/15/15 (c) 144A	41,800
40,000	Clear Channel Communications, Inc.
	9.00%, 07/15/15 (c)	39,150
40,000	Clear Channel Worldwide Holdings, Inc.
	6.50%, 11/15/17 (c)	41,450
100,000	DISH DBS Corp.
	5.88%, 07/15/22	101,250
40,000	Equinix, Inc.
	5.38%, 04/01/18 (c)	41,700
50,000	Frontier Communications Corp.
	8.25%, 04/15/17	55,500
40,000	Level 3 Financing, Inc.
	8.13%, 07/01/15 (c)	42,650
50,000	Nielsen Finance LLC
	4.50%, 10/01/16 (c)	50,375
40,000	Sirius XM Radio, Inc.
	4.63%, 05/15/18 (c) 144A	37,700
	Sprint Nextel Corp.
100,000	8.38%, 08/15/17	108,875
100,000	9.13%, 03/01/17	109,875
100,000	T-Mobile USA, Inc.
	6.63%, 04/01/18 (c)	104,250
40,000	Univision Communications, Inc.
	8.50%, 11/15/15 (c) 144A	43,100
40,000	Windstream Corp.
	7.88%, 11/01/17	43,300
		1,063,587
Consumer, Cyclical: 10.2%
	Caesars Entertainment Operating Co., Inc.
40,000	11.25%, 03/12/15 (c) (d)	30,600
100,000	10.00%, 03/12/15 (c) (d)	19,000
50,000	Chrysler Group LLC
	8.25%, 06/15/16 (c)	55,875
	General Motors Co.
40,000	4.88%, 10/02/23	43,841
50,000	6.25%, 10/02/43	62,495
60,000	HD Supply, Inc.
	7.50%, 10/15/16 (c)	63,150
40,000	Ltd Brands, Inc.
	6.63%, 04/01/21	45,400
50,000	MGM Resorts International
	6.63%, 07/15/15	51,000
25,000	Rite Aid Corp.
	6.75%, 06/15/16 (c)	26,250
40,000	The Goodyear Tire & Rubber Co.
	6.50%, 03/01/16 (c)	43,150
50,000	Wynn Las Vegas LLC
	4.25%, 02/28/23 (c) 144A	47,625
		488,386
Consumer, Non-cyclical: 16.5%
70,000	ADT Corp.
	3.50%, 07/15/22 †	63,525
50,000	Biomet, Inc.
	6.50%, 08/01/15 (c)	53,438
60,000	Community Health Systems, Inc.
	8.00%, 11/15/15 (c)	64,050
50,000	Constellation Brands, Inc.
	4.25%, 05/01/23	51,375
40,000	DaVita HealthCare Partners, Inc.
	6.63%, 03/12/15 (c)	42,225
40,000	Fresenius Medical Care US Finance II, Inc.
	5.63%, 07/31/19 144A	43,708
130,000	HCA, Inc.
	6.50%, 02/15/20	146,575
40,000	HJ Heinz Co.
	4.25%, 04/15/15 (c)	40,425
20,000	JBS USA LLC / JBS USA Finance, Inc.
	8.25%, 03/12/15 (c) 144A	21,138
25,000	Post Holdings, Inc.
	6.75%, 12/01/17 (c) 144A	24,500
100,000	Tenet Healthcare Corp.
	4.75%, 06/01/20	103,000
40,000	The Hertz Corp.
	7.38%, 01/15/16 (c)	42,396
50,000	United Rentals North America, Inc.
	8.38%, 09/15/15 (c) †	53,575
40,000	Valeant Pharmaceuticals International
	6.38%, 10/15/16 (c) 144A	42,450
		792,380
Energy: 15.0%
50,000	Access Midstream Partners LP
	4.88%, 12/15/17 (c)	51,500
40,000	California Resources Corp.
	6.00%, 08/15/24 (c) † 144A	32,750
65,000	Chesapeake Energy Corp.
	5.75%, 03/15/23	67,600
50,000	Concho Resources, Inc.
	5.50%, 10/01/17 (c)	50,250
30,000	CONSOL Energy Inc
	5.88%, 04/15/17 (c)	26,175
50,000	Denbury Resources, Inc.
	5.50%, 05/01/17 (c) †	44,250
30,000	Energy Transfer Equity LP
	7.50%, 10/15/20	33,531
40,000	EP Energy LLC
	6.88%, 05/01/15 (c)	40,700
50,000	Halcon Resources Corp.
	8.88%, 11/15/16 (c) †	33,500
61,000	Linn Energy LLC
	8.63%, 04/15/15 (c)	48,495
30,000	Newfield Exploration Co.
	5.63%, 07/01/24	29,775
25,000	NGPL Pipeco LLC
	7.12%, 12/15/17 † 144A	24,378
40,000	Peabody Energy Corp.
	6.00%, 11/15/18 †	32,300
30,000	Range Resources Corp.
	5.00%, 02/15/17 (c)	29,850
35,000	Regency Energy Partners LP
	4.50%, 08/01/23 (c)	35,525
20,000	Rockies Express Pipeline
	6.88%, 04/15/40 144A	21,550
76,000	Sabine Pass Liquefaction LLC
	5.63%, 11/01/20 (c)	76,475
20,000	SandRidge Energy, Inc.
	8.13%, 04/15/17 (c)	13,700
25,000	Whiting Petroleum Corp.
	5.00%, 12/15/18 (c)	24,063
		716,367
Financial: 14.4%
70,000	Ally Financial, Inc.
	8.00%, 11/01/31	90,562
25,000	BAC Capital Trust XI
	6.63%, 05/23/36	32,105
	Bank of America Corp.
50,000	5.20%, 06/01/23 (c)	47,875
40,000	8.00%, 01/30/18 (c)	43,020
76,000	CIT Group, Inc.
	5.50%, 02/15/19 144A	80,866
75,000	Citigroup, Inc.
	6.30%, 05/15/24 (c)	75,633
40,000	Crown Castle International Corp.
	5.25%, 01/15/23	41,200
51,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
	6.00%, 02/01/17 (c)	53,606
76,000	International Lease Finance Corp.
	8.75%, 03/15/17	84,751
	SLM Corp.
50,000	5.50%, 01/25/23	48,125
50,000	6.25%, 01/25/16	51,875
40,000	Springleaf Finance Corp.
	5.40%, 12/01/15	40,900
		690,518
Industrial: 6.6%
40,000	Ball Corp.
	5.00%, 03/15/22	42,350
40,000	Case New Holland, Inc.
	7.88%, 12/01/17	44,240
50,000	Cemex Finance LLC
	9.38%, 10/12/17 (c) 144A	55,297
100,000	Reynolds Group Issuer, Inc.
	5.75%, 10/15/15 (c)	102,500
30,000	Sealed Air Corp.
	8.38%, 09/15/16 (c) 144A	33,825
40,000	TransDigm, Inc.
	5.50%, 10/15/15 (c)	39,450
		317,662
Technology: 4.2%
40,000	Activision Blizzard, Inc.
	5.63%, 09/15/16 (c) 144A	42,950
25,000	BMC Software Finance, Inc.
	8.13%, 07/15/16 (c) 144A	21,969
4,000	CDW LLC / CDW Finance Corp.
	8.50%, 04/01/15 (c)	4,226
75,000	First Data Corp.
	12.63%, 01/15/16 (c)	89,156
14,000	Freescale Semiconductor, Inc.
	8.05%, 06/01/15 (c)	14,875
25,000	SunGard Data Systems, Inc.
	7.63%, 11/15/15 (c)	26,781
		199,957
Utilities: 4.8%
	AES Corp.
50,000	7.38%, 06/01/21 (c)	55,625
19,000	8.00%, 10/15/17	21,304
25,000	Calpine Corp.
	6.00%, 11/01/16 (c) 144A	26,938
50,000	Dynegy Finance I, Inc.
	6.75%, 05/01/17 (c) 144A	51,438
25,000	FirstEnergy Corp.
	7.38%, 11/15/31	32,837
40,000	NRG Energy, Inc.
	7.63%, 01/15/18	43,750
		231,892
Total Corporate Bonds (Cost: $4,700,631)		4,606,566

Number of Shares
MONEY MARKET FUND: 2.8% (Cost: $136,791)
136,791	Dreyfus Government Cash Management Fund	136,791
Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $4,837,422)		4,743,357

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.2% (Cost: $295,366)
Repurchase Agreement: 6.2%
$295,366	Repurchase agreement dated 1/30/15 with RBC Capital Markets LLC, 0.08% due 2/2/15, proceeds $295,368; (collateralized by various U.S. government and agency obligations, 1.31% to 5.50%, due 11/1/24 to 5/1/50, valued at $301,273 including accrued interest)	295,366

Total Investments: 105.1% (Cost: $5,132,788)		5,038,723
Liabilities in excess of other assets: (5.1)%		(243,530)
NET ASSETS: 100.0%		$4,795,193

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $284,278.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $693,982, or 14.5% of net assets.

At January 31, 2015, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Cost	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 5 Year Note	(40)	March 2015	$(4,777,188)	$(4,853,750)	$(76,562)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	2.2%	$105,817
Communications	22.4	1,063,587
Consumer, Cyclical	10.3	488,386
Consumer, Non-cyclical	16.7	792,380
Energy	15.1	716,367
Financial	14.6	690,518
Industrial	6.7	317,662
Technology	4.2	199,957
Utilities	4.9	231,892
Money Market Fund	2.9	136,791
	100.0%	$4,743,357

The summary of inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,606,566	$—	$4,606,566
Money Market Fund	136,791	—	—	136,791
Repurchase Agreement	—	295,366	—	295,366
Total	$136,791	$4,901,932	$—	$5,038,723

Other Financial Instruments:
U.S. Treasury 5 Year Note	$(76,562)	$—	$—	$(76,562)

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels for the period ended January 31, 2015.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2015 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes–As of January 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$77,007,281	$96,540	$(7,143,424)	$(7,046,884)
ChinaAMC China Bond	23,535,356	9,776	(309,331)	(299,555)
Emerging Markets Aggregate	19,030,285	458,258	(1,873,326)	(1,415,068)
Emerging Markets High Yield	485,262,229	3,035,756	(54,869,366)	(51,833,610)
Emerging Markets Local Currency	1,301,482,615	3,446,527	(189,170,646)	(185,724,119)
Fallen Angel	22,256,912	1,000,492	(243,165)	757,327
International High Yield	186,817,986	1,136,624	(18,737,514)	(17,600,890)
Investment Grade Floating	95,557,603	182,984	(351,179)	(168,195)
Mortgage REIT	136,856,489	2,576,777	(17,636,511)	(15,059,734)
Preferred Securities	248,433,974	5,252,280	(5,693,248)	(440,968)
Treasury-Hedged High Yield	5,132,788	82,171	(176,236)	(94,065)

Subsequent event–Effective March 6, 2015, shares are issued and redeemed by Fallen Angel High Yield Bond ETF in Creation Units of 50,000 or multiples thereof.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 25, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 25, 2015